As filed with the Securities and Exchange Commission on April 27, 2000

Registration No.  2-96408
                 811-4254

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No.

[X] Post-Effective Amendment No.     57

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940, as amended

Amendment No.      58     [X]

SMITH BARNEY INCOME FUNDS
(Exact name of Registrant as Specified in Charter)

388 Greenwich Street, New York, New York 10013
(Address of principal executive offices) (Zip Code)

(212)816-6474
(Registrant's telephone number, including Area Code)

Christina T. Sydor
Secretary

Smith Barney Income Funds
388 Greenwich Street
New York, New York 10013, 22nd Floor
(Name and address of agent for service)

(Approximate Date of Proposed Public Offering):
Continuous

It is proposed that this filing becomes effective
(check appropriate
box):


[   ]  Immediately upon filing pursuant to paragraph
485(b)
[ X ]  on April 28, 2000 pursuant to paragraph 485(b)
[   ]  60 days after filing pursuant to paragraph
(a)(1) of Rule 485
[   ]  on (date) pursuant to paragraph (a)(1) of Rule
485
[   ]  75 days after filing pursuant to paragraph
(a)(2) of Rule 485
[   ]  on (date) pursuant to paragraph (a)(2) of Rule
485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Part A-Prospectus

[LOGO] SMITH BARNEY
       MUTUAL FUNDS



       PROSPECTUS



       PREMIUM TOTAL
       RETURN FUND

       Class A, B, L, O and Y Shares
       ----------------------------------------------------------------
       April 28, 2000.







       The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Premium Total Return Fund

 Contents

Investments, risks and performance..........................................   2

More on the fund's investments..............................................   6

Management..................................................................   7

Choosing a class of shares to buy...........................................   8

Comparing the fund's classes................................................   9

Sales charges...............................................................  11

More about deferred sales charges...........................................  13

Buying shares...............................................................  14

Exchanging shares...........................................................  15

Redeeming shares............................................................  17

Other things to know about share transactions...............................  19

Salomon Smith Barney Retirement Programs....................................  21

Distributions, dividends and taxes..........................................  22

Share price.................................................................  23

Financial highlights........................................................  24

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Investment objective

The fund seeks total return (that is, a combination of income and long-term capital appreciation).

Principal investment strategies

Key investments The fund invests in equity and fixed income securities of both U.S. and foreign issuers. The fund seeks to generate income and appreciation by allocating fund assets to income and non-income producing equity and equity related securities, including common stocks, real estate investment trusts and convertible securities. To generate income and enhance exposure to the equity markets, the fund will purchase investment grade and high yield fixed income securities or unrated securities of equivalent quality along with options on securities indices. Securities rated below investment grade are commonly referred to as junk bonds. Fixed income securities may be of any maturity.

By investing in a combination of equity and fixed income securities, the fund seeks to produce a pattern of total return that moves with the S&P 500 Index, while generating high income. The fund may also use options, futures and options on futures to hedge against adverse changes in the market value of its securities.

Selection process The manager employs fundamental research and due diligence to assess a company's:

 .Growth potential, stock price, potential appreciation and valuation .Credit quality taking into account financial condition and profitability .Future capital needs
 .Potential for change in bond rating and industry outlook
 .Competitive environment and management ability

Premium Total Return Fund

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .The stock market declines generally, thereby reducing the value of the fund's equity portfolio
 .Companies in which the fund invests fail to meet earnings expectations, fall out of favor with investors, or other events depress their stock prices .Interest rates increase, causing the prices of fixed income securities to de-
  cline, thereby reducing the value of the fund's fixed income portfolio
 .The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded
 .The manager's judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect

Below investment grade securities, which are commonly known as "junk bonds," are speculative and their issuers may have diminished capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are likely to weaken the capacity of issuers of these secu-rities to make principal and interest payments.

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking to invest in a portfolio that includes both equity and fixed income securities
 .Are willing to accept the risks of both the stock market and the bond markets


                                                       Smith Barney Mutual Funds

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not neces-sarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class B shares for each of the past 10 full cal-endar years. Class A, L, O and Y shares have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.


                        Total Return for Class B Shares
                           [BAR GRAPH APPEARS HERE]

   1990     1991    1992    1993     1994     1995    1996    1997   1998  1999
   2.06%   28.88%  12.60%   11.19%   2.92%   21.84%  20.09%  24.55%  5.64% 4.85%

                       Calendar years ended December 31
Quarterly returns:

Highest: 14.90% in 1st quarter 1991; Lowest: (12.83)% in 3rd quarter 1990.

Risk return table
This table indicates the risks of investing in the fund by comparing the aver-age annual total return of each class for the periods shown with that of the Standard & Poor's 500 Composite Stock Index (the "Index"), a broad-based unman-aged index of common stocks. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                          Average Annual Total Returns

                  Calendar Years Ended December 31, 1999

Class  1 year 5 years 10 years Since Inception Inception Date
 A      0.08%  14.47%   N/A        12.70%         11/6/92
 B      0.63%  14.97%  13.09%      12.96%         9/16/85
 L      2.69%   N/A     N/A         2.53%         6/15/98
 O      3.98%  15.12%   N/A        12.98%          6/1/93
 Y      5.72%   N/A     N/A        13.88%          2/7/96
 Index 19.53%  26.18%  15.31%      15.78%            *

*Index comparison begins on September 30, 1985.

Premium Total Return Fund

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from
your investment)                        Class A Class B Class L Class O Class Y
Maximum sales charge (load) imposed on
purchases
(as a % of offering price)               5.00%    None   1.00%   1.00%   None
Maximum deferred sales charge (load)
(as a % of the lower of net asset
value at purchase or redemption)         None*   5.00%   1.00%   1.00%   None

                         Annual fund operating expenses

(Expenses deducted from
fund assets)                          Class A Class B Class L Class O Class Y
Management fees                        0.75%   0.75%   0.75%   0.75%   0.75%
Distribution and service
(12b-1) fees                           0.25%   0.75%   1.00%   0.70%    None
Other expenses                         0.12%   0.13%   0.13%   0.15%   0.02%
                                       -----   -----   -----   -----   -----
Total annual fund operating expenses   1.12%   1.63%   1.88%   1.60%   0.77%

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%. Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge .The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years 5 years 10 years
Class A (with or without redemption)    $608   $838   $1,086   $1,795
Class B (redemption at end of period)   $666   $814   $  987   $1,797
Class B (no redemption)                 $166   $514   $  887   $1,797
Class L (redemption at end of period)   $389   $685   $1,106   $2,279
Class L (no redemption)                 $289   $685   $1,106   $2,279
Class O (redemption at end of period)   $361   $600   $  962   $1,981
Class O (no redemption)                 $261   $600   $  962   $1,981
Class Y (with or without redemption)    $ 79   $246   $  428   $  954

                                                       Smith Barney Mutual Funds

 More on the fund's investments

The fund's investments in equity securities may include common stocks traded on an exchange or in the over-the-counter market, preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership inter-ests, equity-linked debt securities, depository receipts, real estate invest-ment trusts and other equity participations.

The fund's investments in fixed income securities may include bonds, notes (in-cluding structured notes), mortgage-related and asset-backed securities, con-vertible securities, preferred stocks and money market instruments. Fixed income securities may have all types of interest rate, payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, pay-ment in kind and auction rate features.

The price of fixed income securities will go down if interest rates go up, or the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or interest.

Foreign securities Since the fund may invest in securities of foreign issuers, the fund carries additional risks. Prices of foreign securities may go down because of foreign government actions, political instability or the more lim-ited availability of accurate information about foreign companies. Currency fluctuations could erase investment gains or add to investment losses.

Derivative contracts The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices, options on futures, and swaps for the following purposes:

 .To hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices or interest rates
 .As a substitute for buying or selling securities
 .To increase the fund's total return

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities or indices. Even a small investment in derivative contracts can have a large impact on a fund's stock price and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Premium Total Return Fund

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

 Management

Manager The fund's investment manager is SSB Citi Fund Management LLC ("SSB Citi") (successor to SSBC Fund Management Inc.), an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset manage-ment, banking and consumer finance, credit and charge cards, insurance, invest-ments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world. The fund's administrator is SSB Citi. The administrator oversees all aspects of the fund's administration and operation.

Ross Margolies, a Managing Director of Salomon Brothers Asset Management Inc. ("SaBAM") and senior portfolio manager for all SaBAM U.S. equity, convertibles and arbitrage portfolios serves as the fund's portfolio manager and is respon-sible for the day-to-day management of the fund. Mr. Margolies has over 18 years of investment management experience.

Management fees During the fund's last fiscal year, the manager received an advisory fee equal to 0.55% of the fund's average daily net assets. In addi-tion, the administrator received a fee for its administrative services to the fund equal to 0.20% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, B, L and O shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, they increase the cost of your investment and may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.

                                                       Smith Barney Mutual Funds

 Choosing a class of shares to buy

You can choose among five classes of shares: Classes A, B, L, O and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 .For Class B shares, all of your purchase amount and, for Class L and Class O shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B, Class L and Class O shares, but only if the fund performs well.
 .Class L and Class O shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L and Class O shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-
  omon Smith Barney--a dealer representative
 .The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                  Initial             Additional
                                       Classes A, B, L, O   Class Y   All Classes
General                                      $1,000       $15 million     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts                $250        $15 million     $50
Qualified Retirement Plans*                   $25         $15 million     $25
Simple IRAs                                    $1             n/a         $1
Monthly Systematic Investment Plans           $25             n/a         $25
Quarterly Systematic Investment Plans         $50             n/a         $50

*Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

Premium Total Return Fund

 Comparing the fund's classes

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different com-pensation depending upon which class you choose.

                       Class A    Class B   Class L   Class O     Class Y
Key features          .Initial   .No ini-  .Initial  .Available .No initial
                       sales      tial      sales     for pur-   or deferred
                       charge     sales     charge    chase      sales
                       .You may   charge    is lower  only by    charge
                       qualify    .Deferred than      former     .Must invest
                       for        sales     Class A   Class C    at least
                       reduction  charge    .Deferred share-     $15 million
                       or waiver  declines  sales     holders    .Lower
                       of ini-    over      charge    .Deferred  annual
                       tial       time      for only  sales      expenses
                       sales      .Converts 1 year    charge     than the
                       charge     to Class  .Does     for only   other
                       .Lower     A after   not       1 year     classes
                       annual     8 years   convert   .Does not
                       expenses   .Higher   to        convert
                       than       annual    Class A   to
                       Class B,   expenses  .Higher   Class A
                       L or O     than      annual    .Higher
                                  Class A   expenses  annual
                                            than      expenses
                                            Class A   than
                                                      Class A
-----------------------------------------------------------------------------
Initial sales charge  Up to      None      1.00%     1.00%      None
                      5.00%;
                      reduced
                      for large
                      purchases
                      and waived
                      for cer-
                      tain
                      investors.
                      No charge
                      for pur-
                      chases of
                      $500,000
                      or more
-----------------------------------------------------------------------------

                                                       Smith Barney Mutual Funds

                          Class A   Class B   Class L   Class O   Class Y
Deferred sales charge    1.00% on  Up to     1.00% if  1.00% if  None
                         purchases 5.00%     you       you
                         of        charged   redeem    redeem
                         $500,000  when you  within 1  within 1
                         or more   redeem    year of   year of
                         if you    shares.   purchase  purchase
                         redeem    The
                         within 1  charge
                         year of   is
                         purchase  reduced
                                   over
                                   time and
                                   there is
                                   no
                                   deferred
                                   sales
                                   charge
                                   after 6
                                   years
-------------------------------------------------------------------------
Annual distribution and  0.25% of  0.75% of  1.00% of  0.70% of  None
service fees             average   average   average   average
                         daily net daily     daily     daily
                         assets    net       net       net
                                   assets    assets    assets
-------------------------------------------------------------------------
Exchange privilege*      Class A   Class B   Class L   Class L   Class Y
                         shares of shares    shares    shares    shares
                         most      of most   of most   of most   of most
                         Smith     Smith     Smith     Smith     Smith
                         Barney    Barney    Barney    Barney    Barney
                         funds     funds     funds     funds     funds
-------------------------------------------------------------------------

* Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

Premium Total Return Fund

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                 Sales Charge as a % of
                                 Offering  Net amount
Amount of purchase               price (%) invested (%)
Less than $25,000                  5.00        5.26
$25,000 but less than $50,000      4.00        4.17
$50,000 but less than $100,000     3.50        3.63
$100,000 but less than $250,000    3.00        3.09
$250,000 but less than $500,000    2.00        2.04
$500,000 or more                   0.00        0.00

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege - lets you combine the current value of Class A shares owned

  .by you, or
  .by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge,

                                                       Smith Barney Mutual Funds
if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of members of the NASD

 .Clients of newly employed Salomon Smith Barney Financial Consultants, if cer-
  tain conditions are met
 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st 2nd 3rd 4th 5th 6th through 8th
Deferred sales charge   5%  4%  3%  2%  1%         0%

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

                                        Shares issued:     Shares issued:
                                        On reinvestment of Upon exchange from
Shares issued:                          dividends and      another Smith Barney
At initial purchase                     distributions      fund
Eight years after the date of purchase  In same proportion On the date the
                                        as the number of   shares originally
                                        Class B shares     acquired would
                                        converting is to   have converted
                                        total Class B      into Class A
                                        shares you own     shares
                                        (excluding shares
                                        issued as a divi-
                                        dend)

Premium Total Return Fund

Class L and O shares

You buy Class L or O shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L or O shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares of the fund you may buy before June 22, 2001.

You may buy Class O shares only if you owned Class C shares of the fund on June 12, 1998. You will not pay an initial sales charge on Class O shares you buy before June 22, 2001.

Class Y shares
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

                                                       Smith Barney Mutual Funds

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .On certain distributions from a retirement plan
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

 Buying shares

     Through a   You should contact your Salomon Smith Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open a brokerage account
        Barney   and make arrangements to buy shares.
     Financial
 Consultant or   If you do not provide the following information, your order
        dealer   will be rejected
representative   .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account no later than the third business day after you place your
                 order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
                 Qualified retirement plans and certain other investors who
   Through the   are clients of the selling group are eligible to buy shares
   fund's sub-   directly from the fund.
      transfer
    agent
                 .Write the sub-transfer agent at the following address:
                      Smith Barney Income Funds
                       Premium Total Return Fund
                      (Specify class of shares)

                      c/o PFPC Global Fund Services

                      P.O. Box 9699

                      Providence, RI 02940-9699

                 .Enclose a check made payable to the fund to pay for the
                   shares. For initial purchases, complete and send an account application.
                 .For more information, call the transfer agent at 1-800-451-
                   2010.
--------------------------------------------------------------------------------

Premium Total Return Fund

     Through a
    systematic   You may authorize Salomon Smith Barney, your dealer represen-
    investment   tative or the sub-transfer agent to transfer funds automati-
          plan   cally from a regular bank account, cash held in a Salomon
                 Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                 .Amounts transferred should be at least: $25 monthly or $50 quarterly

                 .If you do not have sufficient funds in your account on a
                   transfer date, Salomon Smith Barney, your dealer represen-tative or the sub-transfer agent may charge you a fee

                 For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

 Exchanging shares
  Smith Barney   You should contact your Salomon Smith Barney Financial Con-
      offers a   sultant or dealer representative to exchange into other Smith
   distinctive   Barney funds. Be sure to read the prospectus of the Smith
     family of   Barney fund you are exchanging into. An exchange is a taxable
         funds   transaction.
   tailored to
 help meet the
 varying needs
 of both large
     and small
     investors

                 .You may exchange shares only for shares of the same class of another Smith Barney fund. Class O shares may be exchanged for Class L shares of another Smith Barney mutual fund. Not all Smith Barney funds offer all classes.
                 .Not all Smith Barney funds may be offered in your state of residence. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent.

                 .You must meet the minimum investment amount for each fund
                   (except for systematic exchanges).

                 .If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with
                   signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------

                                                       Smith Barney Mutual Funds

     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges

                 Your deferred sales charge (if any) will continue to be mea-sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
  By telephone
                 If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must com-plete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail
                 If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the sub-trans-fer agent at the address on the following page.

Premium Total Return Fund

 Redeeming shares

     Generally   Contact your Salomon Smith Barney Financial Consultant or
                 dealer representative to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------

  By mail For accounts held directly at the fund, send written requests to the sub-transfer agent at the following address:
                   Smith Barney Income Funds
                   Premium Total Return Fund
                   (Specify class of shares)

                   c/o PFPC Global Fund Services

                   P.O. Box 9699

                   Providence, RI 02940-9699

                 Your written request must provide the following:

                 .Your account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered


                                                       Smith Barney Mutual Funds

  By telephone   If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by tel-ephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other docu-
                 ments.
--------------------------------------------------------------------------------
     Automatic   You can arrange for the automatic redemption of a portion of
          cash   your shares on a monthly or quarterly basis. To qualify you
    withdrawal   must own shares of the fund with a value of at least $10,000
         plans   ($5,000 for retirement plan accounts) and each automatic
                 redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by certificates .All dividends and distributions must be reinvested

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

Premium Total Return Fund

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares

 .Are sending signed share certificates or stock powers to the sub-transfer agent

 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions

                                                       Smith Barney Mutual Funds

 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

Premium Total Return Fund

 Salomon Smith Barney Retirement Programs

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The fund offers Class A, Class L and, in limited circumstances Class O shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any, by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

 .For plans opened on or after March 1, 2000 that are not part of the Paychex offering, Class A shares may be purchased regardless of the amount invested.

 .For plans opened prior to March 1, 2000 and for plans that are part of the Paychex offering, the class of shares you may purchase depends on the amount of your initial investment:

  .Class A shares may be purchased by plans investing at least $1 million.

  .Class L shares may be purchased by plans investing less than $1 million.

  .Class O shares may be purchased by plans investing less than $1 million if the plan opened its account on or before June 12, 1998. Class L and O shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L and Class O shares (other than money market funds), all Class L and O shares are eligible for exchange after the plan is in the program 5 years.

If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L and Class O shares (other than money market funds) on December 31 in any year, all Class L and O shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

                                                       Smith Barney Mutual Funds

 Distributions, dividends and taxes

Dividends The fund generally pays dividends, if any, monthly, and makes capital gain distributions, if any, twice a year, typically in June and December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribu-tion or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distri-bution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction                           Federal Tax Status
Redemption or exchange of shares       Usually capital gain or
                                       loss; long-term only if
                                       shares owned more than
                                       one year

Long-term capital gain distributions   Long-term capital gain
Short-term capital gain distributions  Ordinary income

Dividends                              Ordinary income

Any taxable dividends and capital gains are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

Premium Total Return Fund

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quota-tions. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices or quota-tions are not readily available, or when the value of a security has been mate-rially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accor-dance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer repre-sentative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

                                                       Smith Barney Mutual Funds

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years. Certain information reflects finan-cial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

 For a Class A share of beneficial interest outstanding throughout each year ended December 31 except where noted:

                           1999(/1/)      1998(/1/)     1997(/1/)     1996(/1/)(/2/) 1996(/5/)  1995(/6/)
---------------------------------------------------------------------------------------------------------
 Net asset value,
 beginning of year           $21.38     $22.19        $19.14        $17.40             $16.33     $15.69
---------------------------------------------------------------------------------------------------------
 Income from operations:
 Net investment income         0.54       0.33          0.39          0.16               0.37       0.44
 Net realized and
 unrealized gain               0.50       1.00          4.29          2.21               1.98       1.48
---------------------------------------------------------------------------------------------------------
 Total income from
 operations                    1.04       1.33          4.68          2.37               2.35       1.92
---------------------------------------------------------------------------------------------------------
 Less distributions from:
 Net investment income        (0.49)     (0.25)        (0.38)        (0.16)             (0.37)     (0.43)
 Net realized gains           (3.86)     (1.89)        (1.25)        (0.47)             (0.91)     (0.14)
 Capital                         --         --            --            --                 --      (0.71)
---------------------------------------------------------------------------------------------------------
 Total distributions          (4.35)     (2.14)        (1.63)        (0.63)             (1.28)     (1.28)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of
 year                        $18.07     $21.38        $22.19        $19.14             $17.40   $  16.33
---------------------------------------------------------------------------------------------------------
 Total return                  5.37%      6.20%        25.19%        13.80%(/3/)        14.76%     12.92%
---------------------------------------------------------------------------------------------------------
 Net assets, end of year
 (000)'s                   $667,303   $896,342      $833,540      $608,203           $534,329   $471,578
---------------------------------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses                      1.12%      1.12%         1.11%         1.12%(/4/)         1.12%      1.16%
 Net investment income         2.63       1.48          1.89          2.05(/4/)          2.16       2.81
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate         93%        43%           43%           30%                58%        63%
---------------------------------------------------------------------------------------------------------

(/1/)Per share amounts calculated using the monthly average shares method (/2/For)the period from August 1, 1996 to December 31, 1996, which reflects a change in the fiscal year end of the fund.
(/3/)Not annualized.
(/4/)Annualized.

(/5/)For the fiscal year August 1, 1995 through July 31, 1996.

(/6/)For the fiscal year August 1, 1994 through July 31, 1995.

Premium Total Return Fund

 For a Class B share of beneficial interest outstanding throughout each year ended December 31 except where noted:

                           1999(/1/) 1998(/1/) 1997(/1/) 1996(/1/)(/2/)   1996(/5/) 1995(/6/)
---------------------------------------------------------------------------------------------
 Net asset value,
 beginning
 of year                    $21.26    $22.17    $19.14       $17.40        $16.33    $15.69
---------------------------------------------------------------------------------------------
 Income from operations:
 Net investment income        0.41      0.22      0.29         0.12          0.28      0.36
 Net realized and
 unrealized gain              0.52      0.99      4.28         2.21          1.99      1.48
---------------------------------------------------------------------------------------------
 Total income from
 operations                   0.93      1.21      4.57         2.33          2.27      1.84
---------------------------------------------------------------------------------------------
 Less distributions from:
 Net investment income       (0.39)    (0.23)    (0.29)       (0.12)        (0.29)    (0.34)
 Net realized gains          (3.86)    (1.89)    (1.25)       (0.47)        (0.91)    (0.14)
 Capital                        --        --        --           --            --     (0.72)
---------------------------------------------------------------------------------------------
 Total distributions         (4.25)    (2.12)    (1.54)       (0.59)        (1.20)    (1.20)
---------------------------------------------------------------------------------------------
 Net asset value, end of
 year                       $17.94    $21.26    $22.17       $19.14        $17.40    $16.33
---------------------------------------------------------------------------------------------
 Total return                 4.85%     5.64%    24.55%       13.57%(/3/)   14.21%    12.36%
---------------------------------------------------------------------------------------------
 Net assets, end of year
 (millions)                 $1,709    $3,110    $3,170       $2,355        $2,021    $1,655
---------------------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses                     1.63%     1.61%     1.60%        1.54%(/4/)    1.62%     1.66%
 Net investment income        2.02      0.99      1.39         1.63(/4/)     1.66      2.31
---------------------------------------------------------------------------------------------
 Portfolio turnover rate        93%       43%       43%          30%           58%       63%
---------------------------------------------------------------------------------------------

(/1/)Per share amounts calculated using the monthly average shares method. (/2/)For the period from August 1, 1996 to December 31, 1996, which reflects a change in the fiscal year end of the fund.
(/3/)Not annualized.
(/4/)Annualized.

(/5/)For the fiscal year August 1, 1995 through July 31, 1996.

(/6/)For the fiscal year August 1, 1994 through July 31, 1995.

                                                       Smith Barney Mutual Funds

 For a Class L share of beneficial interest outstanding throughout each year ended December 31 (except where noted):

                                           1999(/2/) 1998(/1/)(/2/)
---------------------------------------------------------------------
 Net asset value, beginning of year         $ 21.29     $ 23.06
---------------------------------------------------------------------
 Income from operations:
 Net investment income                         0.40        0.06
 Net realized and unrealized gain (loss)       0.48       (0.01)
---------------------------------------------------------------------
 Total income from operations                  0.88        0.05
---------------------------------------------------------------------
 Less distributions from:
 Net investment income                        (0.34)         --
 Net realized gains                           (3.86)      (1.82)
---------------------------------------------------------------------
 Total distributions                          (4.20)      (1.82)
---------------------------------------------------------------------
 Net asset value, end of year               $ 17.97     $ 21.29
---------------------------------------------------------------------
 Total return(/3/)                             4.60%       0.36%(/3/)
---------------------------------------------------------------------
 Net assets, end of year (000)'s            $23,318     $25,471
---------------------------------------------------------------------
 Ratios to average net assets(/4/):
 Expenses                                      1.88%       1.82%(/4/)
 Net investment income                         1.93        0.55(/4/)
---------------------------------------------------------------------
 Portfolio turnover rate                         93%         43%
---------------------------------------------------------------------

(/1/)For the period from June 15, 1998 (inception date) to December 31, 1998. (/2/)Per share amounts calculated using the monthly average shares method. (/3/)Not Annualized.
(/4/)Annualized.

Premium Total Return Fund

 For a Class O(/1/) share of beneficial interest outstanding throughout each year ended December 31 except where noted:

                           1999(/2/) 1998(/2/)  1997(/2/) 1996(/2/)(/3/)    1996(/7/) 1995(/4/)(/8/)
----------------------------------------------------------------------------------------------------
 Net asset value,
 beginning of year           $21.28    $22.18     $19.15      $17.41          $16.33      $15.69
----------------------------------------------------------------------------------------------------
 Income from operations:
 Net investment income         0.42      0.23       0.30        0.12            0.29        0.36
 Net realized and
 unrealized gain               0.51      0.99       4.28        2.21            1.99        1.48
----------------------------------------------------------------------------------------------------
 Total income from
 operations                    0.93      1.22       4.58        2.33            2.28        1.84
----------------------------------------------------------------------------------------------------
 Less distributions from:
 Net investment income        (0.40)    (0.23)     (0.30)      (0.12)          (0.29)      (0.35)
 Net realized gains           (3.86)    (1.89)     (1.25)      (0.47)          (0.91)      (0.14)
 Capital                         --        --         --          --              --       (0.71)
----------------------------------------------------------------------------------------------------
 Total distributions          (4.26)    (2.12)     (1.55)      (0.59)          (1.20)      (1.20)
----------------------------------------------------------------------------------------------------
 Net asset value, end of
 year                        $17.95    $21.28     $22.18      $19.15          $17.41      $16.33
----------------------------------------------------------------------------------------------------
 Total return                  4.83%     5.69%     24.60%      13.58%(/5/)     14.30%      12.36%
----------------------------------------------------------------------------------------------------
 Net assets, end of year
 (000)'s                    $59,629  $108,576    $93,676     $42,637         $31,044     $12,937
----------------------------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses                      1.60%     1.59%      1.56%       1.55%(/6/)      1.59%       1.62%
 Net investment income         2.05      1.02       1.41        1.61(/6/)       1.68        2.35
----------------------------------------------------------------------------------------------------
 Portfolio turnover rate         93%       43%        43%         30%             58%         63%
----------------------------------------------------------------------------------------------------

(/1/)On June 12, 1998, Class C shares were renamed Class O shares.
(/2/)Per share amounts calculated using the monthly average shares method. (/3/For)the period from August 1, 1996 to December 31, 1996, which reflects a change in the fiscal year end of the fund.
(/4/)On November 7, 1994 the former Class D shares were renamed Class C shares. (/5/)Not annualized.
(/6/)Annualized.

(/7/)For the fiscal year August 1, 1995 through July 31, 1996.

(/8/)For the fiscal year August 1, 1994 through July 31, 1995.

                                                       Smith Barney Mutual Funds

 For a Class Y share of beneficial interest outstanding throughout each year ended December 31 except where noted:

                           1999(/1/) 1998(/1/) 1997(/1/) 1996(/1/)(/2/)    1996(/3/)
-----------------------------------------------------------------------------------------
 Net asset value,
 beginning of year           $21.49    $22.24    $19.17      $17.42          $17.57
-----------------------------------------------------------------------------------------
 Income from operations:
 Net investment income         0.64      0.40      0.47        0.17            0.19
 Net realized and
 unrealized gain               0.48      1.01      4.29        2.23            0.33
-----------------------------------------------------------------------------------------
 Total income from
 operations                    1.12      1.41      4.76        2.40            0.52
-----------------------------------------------------------------------------------------
 Less distributions from:
 Net investment income        (0.53)    (0.27)    (0.44)      (0.18)          (0.21)
 Net realized gains           (3.86)    (1.89)    (1.25)      (0.47)          (0.46)
-----------------------------------------------------------------------------------------
 Total distributions          (4.39)    (2.16)    (1.69)      (0.65)          (0.67)
-----------------------------------------------------------------------------------------
 Net asset value, end of
 year                        $18.22    $21.49    $22.24      $19.17          $17.42
-----------------------------------------------------------------------------------------
 Total return                  5.72%     6.56%    25.61%      13.95%(/4/)      2.93%(/4/)
-----------------------------------------------------------------------------------------
 Net assets, end of year
 (000)'s                    $86,047   $77,210   $50,882     $26,585         $13,192
-----------------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses                      0.77%     0.76%     0.76%      0.80%(/5/)       0.87%(/5/)
 Net investment income         3.08      1.82      2.22        2.36(/5/)       2.24(/5/)
-----------------------------------------------------------------------------------------
 Portfolio turnover rate         93%       43%       43%        30%             58%
-----------------------------------------------------------------------------------------

(/1/)Per share amounts calculated using the monthly average shares method. (/2/For)the period from August 1, 1996 to December 31, 1996, which reflects a change in the fiscal year end of the fund.
(/3/)For the period from February 7, 1996 (inception date) to July 31, 1996. (/4/)Not annualized.
(/5/)Annualized.

Premium Total Return Fund

                                                              SalomonSmithBarney
                                                    ----------------------------
                                                    A member of citigroup [LOGO]

Premium Total Return Fund

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Data-base on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

 SMSalomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-04254) FD0213 4/00

Part B-Statement of Additional Information

Smith Barney
INCOME FUNDS - SMITH BARNEY PREMIUM TOTAL RETURN FUND

388 Greenwich Street
New York, New York 10013
(800) 451-2010


Statement of Additional Information
		April 28, 2000


This Statement of Additional Information ("SAI") is meant to be read in conjunction with the prospectus of the Smith Barney Premium Total Return Fund (the
"fund") dated April 28, 2000, as amended or supplemented from time to time (the "Prospectus"), and is incorporated by reference in its entirety into the prospectus. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders which are incorporated herein by reference. The prospectus and copies of the reports may be obtained free of charge by contacting a Salomon Smith Barney Financial
Consultant, or by writing or calling Salomon Smith
Barney Inc. ("Salomon Smith Barney") at the address or telephone number above. The fund is a separate investment series of Smith Barney Income Funds (the
"trust").

This SAI is not a prospectus. It is intended to provide more detailed information about the fund as well as matters already discussed in the Prospectus and therefore should be read in conjunction with the Prospectus dated April 28, 2000, which may be obtained from the fund or your Salomon Smith Barney Financial
Consultant.


TABLE OF CONTENTS

Trustees and Executive Officers of the Trust		2
Investment Objectives and Management Policies 		7
Purchase, Exchange and Redemption of Shares 		33
Distributor		44
Valuation of Shares		46
Performance Data		47
Taxes		51
Additional Information		56
Financial Statements		57
Other Information		57
Appendix A		58

TRUSTEES AND EXECUTIVE OFFICERS OF THE TRUST

The names of the trustees of the trust and executive officers of the fund, together with information as to their principal business occupations, are set forth below. The executive officers of the fund are employees of organizations that provide services to the fund. Each Trustee who is an "interested person" of the trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk. The address of the "non-interested" trustees and the executive officers of the fund is 388
Greenwich Street, New York, New York 10013, unless otherwise noted.

Lee Abraham, Trustee
Retired; Director/Trustee of 12 investment companies associated with Citigroup Inc. ("Citigroup"). Director of R.G. Barry Corp., a footwear manufacturer, Signet
Group plc, a specialty retailer, and eNote.com, Inc., a computer hardware company. Formerly Chairman and Chief Executive Officer of Associated Merchandising
Corporation, a major retail merchandising and sourcing organization and formerly Director of Galey & Lord and Liz Claiborne. His address is 106 Barnes Road,
Stamford, Connecticut 06902; Age 72.

Allan J. Bloostein, Trustee
President of Allan J. Bloostein Associates, a consulting firm; Director/Trustee of 20 investment companies associated with Citigroup. Director of CVS
Corporation, a drugstore chain, and Taubman Centers
Inc., a real estate development company; Retired Vice
Chairman and Director of The May Department Stores
Company.  His address is 27 West 67th Street, New York,
New York 10023; Age 70.

Jane F. Dasher, Trustee
Investment Officer; Korsant Partners, a family investment company. Director/Trustee of 12 investment companies associated with Citigroup. Prior to 1997, Independent Financial Consultant. Her address is 283
Greenwich Avenue, Greenwich, Connecticut 06830;  Age
50.

Donald R. Foley, Trustee
Retired; Director/Trustee of 12 investment companies associated with Citigroup. Formerly Vice President of
Edwin Bird Wilson, Incorporated (an advertising agency); His address is 3668 Freshwater Drive,
Jupiter, Florida 33477; Age 77.

Richard E. Hanson, Jr., Trustee
Head of School, The New Atlanta Jewish Community High
School, Atlanta Georgia. Director/Trustee of 12 investment companies associated with Citigroup.
Formerly Headmaster, The Peck School, Morristown, New
Jersey.  His address is 58 Ivy Chase, Atlanta, Georgia
30342; Age 58.

Paul Hardin, Trustee
Professor of Law at University of North Carolina at
Chapel Hill. Director/Trustee of 14 investment companies associated with Citigroup. Director of The
Summit Bancorporation; Formerly, Chancellor of the
University of North Carolina at Chapel Hill; His address is 12083 Morehead, Chapel Hill, North Carolina
27514; Age 68.

*Heath B. Mclendon, Chairman Of The Board, President
And Chief Executive Officer
Managing Director of Salomon Smith Barney; Chairman,
Co-Chairman or Trustee of the Board of 71 investment companies associated with Citigroup. Director and President of SSB Citi Fund Management LLC ("SSB Citi" or the "Manager") (formerly known as SSBC Fund
Management Inc.) and Travelers Investment Advisers,
Inc. ("TIA").  His address is 7 World Trade Center,
New York, New York 10048; Age 66.

Roderick C. Rasmussen, Trustee
Investment Counselor; Director/Trustee of 12 investment companies associated with Citigroup.
Formerly Vice President of Dresdner and Company Inc.
(investment counselors); His address is 9 Cadence
Court, Morristown, New Jersey 07960; Age 73.

John P. Toolan, Trustee
Retired; Director/Trustee of 12 investment companies associated with Citigroup. Trustee of John Hancock
Funds; Formerly, Director and Chairman of Smith Barney
Trust Company, Director of Smith Barney Holdings Inc.
and various subsidiaries, Senior Executive Vice
President, Director and Member of the Executive
Committee of Smith Barney; His address is 13 Chadwell
Place, Morristown, New Jersey 07960; Age 69.

Ross Margolies, Investment Officer (Age 41). Managing
Director of Salomon Brothers Asset Management Inc.
("SaBAM" or "Sub-Investment Adviser"); Senior
Portfolio Manager for all SaBAM U.S. equity, convertibles and arbitrage portfolios; Portfolio
Manager of 25 other investment companies associated with Citigroup. His address is 7 World Trade Center,
New York, New York 10048.

Lewis E. Daidone, Senior Vice President and Treasurer
(Age 42).  Managing Director of Salomon Smith Barney;
Senior Vice President or Executive Vice President and
Treasurer of 61 investment companies associated with Citigroup; and Director and Senior Vice President of
SSB Citi and TIA.

Paul A. Brook, Controller (Age 46).  Director of
Salomon Smith Barney; Controller or Assistant
Treasurer of 43 investment companies associated with Citigroup since 1998; from 1997-1998 Managing Director of AMT Capital Services Inc.; prior to 1997, Partner with Ernst & Young LLP.

Christina T. Sydor, Secretary (Age 49).  Managing
Director of Salomon Smith Barney; Secretary of 61 investment companies associated with Citigroup; and General Counsel and Secretary of SSB Citi and TIA.

As of April 3, 2000, the Trustees and officers of the fund, as a group, owned less than 1% of the outstanding shares of beneficial interest of the fund.
As of April 3, 2000, to the best knowledge of the fund and the Board the following shareholders or "groups"
(as that term is used in Section 13 (d) of the Securities Act of 1934, as amended) beneficially owned more than 5% of the outstanding shares of the following Class:

Class Y
	Percentage

Smith Barney
	60.9495
Concert Series, Inc.
Balanced Portfolio PNC Bank, NA
Attn: Beverly Timson
200 Stevens Drive, Suite 440
Lester, PA 19113-1522


Smith Barney
	23.1928
Concert Series, Inc.
Select Balanced Portfolio
PNC Bank, Attn: Beverly Timson
200 Stevens Drive, Suite 440
Lester, PA 19113-1522

Smith Barney						7.9989
Concert Series, Inc.
Conservative Port. PNC Bank, NA
Attn: Beverly Timson
200 Stevens Drive, Suite 440
Lester, PA 19113-1522

No officer, Trustee or employee of Salomon Smith
Barney or any Salomon Smith Barney parent or subsidiary receives any compensation from the trust for serving as an officer or Trustee of the trust. The trust, on behalf of the fund and the other series of the trust, pays each Trustee who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $3,000 per year plus $500 per meeting attended, and reimburses them for travel and out-of-pocket expenses. For the fiscal year ended
December 31, 1999, such travel and out-of-pocket expenses totaled $14,695.

For the fiscal year ended and the calendar year ended
December 31, 1999, the Trustees of the trust were paid the following compensation with respect to the fund:





Trustee(*)

Aggregate
Compensation from
the Fund

Total
Pension or
Retirement
Benefits
Accrued from
the Fund
Aggregate
Compensation from
the Fund and the
Fund Complex




Lee Abraham (12)
$5,233
$0
$71,133
Allan J. Bloostein
(20)
  4,733
0
112,483
Richard E. Hanson, Jr.
(12)
  4,633
0
  68,233
Heath B. McLendon (71)
        0
0
           0
Donald R. Foley (12)**
  2,040
0
49,700
Paul Hardin (14)
  2,733
0
90,450
Roderick C. Rasmussen
(12)
  2,733
0
71,200
John P. Toolan (12)**
         0
0
         0
Jane Dasher (12)***
  3,983
0
65,733

(*)	Number of directorships/trusteeships held with
other Smith Barney Mutual Funds.

**	Pursuant to a deferred compensation plan, the
indicated trustees have elected to defer the following amounts of their total compensation from the Fund Complex: Donald R. Foley: $21,600 and John P. Toolan: $69,100.

***	Jane Dasher became a member of the board in
March 1999.  Her first compensation occurred in April
1999.
Investment Adviser, Sub-Investment Adviser and
Administrator

SSB Citi serves as investment adviser to the fund pursuant to a written agreement with the fund (an
"Advisory Agreement"). SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
("Holdings"). Holdings is a wholly owned subsidiary of Citigroup, which is located at 1 Citicorp Center, 153 East 53rd Street, New York, New York 10028. SSB
Citi was incorporated on March 12, 1968 under the laws of Delaware and converted to a Delaware limited liability company in September 1999. The Advisory
Agreement was most recently approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the trust or the Investment Adviser ("Independent Trustees"), on June
16, 1999. SSB Citi serves as administrator to the fund pursuant to a separate written agreement dated
August 31, 1995 (the "Administration Agreement") which was most recently approved by the Board of Trustees, including a majority of the Independent Trustees, on June 16, 1999. SSB Citi (through its predecessor entities) has been in the investment counseling business since 1968 and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of February 29, 2000 in excess of $188 billion.

Salomon Brothers Asset Management Inc. ("SaBAM") provides discretionary and non-discretionary portfolio management services to a wide variety of individual and institutional accounts, including, but not limited to, banks or thrift institutions, retirement plans, pension and profit-entities, registered investment companies and unregistered domestic and offshore funds. As of February 29, 2000, SaBAM had $25.2 billion in assets under management including approximately $340 million in convertible securities.
SaBAM was organized as a Delaware corporation in 1987 and its principal business address is 7 World Trade
Center, New York, New York 10048. SaBAM is an indirect wholly owned subsidiary of Holdings, which is also located at 7 World Trade Center, New York, New
York 10048.

The Investment Adviser, Sub-Investment Adviser and
Administrator pay the salaries of all officers and employees who are employed by both it and the trust, and maintain office facilities for the trust. In addition to those services, the Investment Adviser furnishes the trust with statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the trust, prepares reports to the fund's shareholders and prepares tax returns, reports to and filings with the Securities and Exchange Commission (the "SEC") and state Blue Sky authorities. The Investment Adviser and Sub-
Investment Adviser bear all expenses in connection with the performance of their services.

As compensation for investment advisory services, the fund pays the Investment Adviser a fee computed daily and paid monthly at the annual rate of 0.55% of the value of the fund's average daily net assets. As compensation for sub-advisory services, the Investment
Adviser pays the Sub-Investment Adviser a fee in an amount agreed to from time to time by the parties but not to exceed the fee paid to SSB Citi under its current advisory agreement. This fee is 0.375% of the value of the fund's average daily net assets. The Sub-
Advisory Agreement dated June 30, 1999 was approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the trust or the Investment Advisor on April 15, 1999. The Sub-
Advisory Agreement was approved by shareholders of the Fund on June 30, 1999.

For the periods below, the fund paid investment advisory fees to its Investment Adviser as follows:

Year Ended
1997
December 31:
1998

1999



$19,865,93
5
$23,785,495
$18,229,857
For the fiscal years ended December 31, 1997 and 1998, the fund paid Boston Partners Asset Management LP
("Boston Partners") sub-investment advisory fees of $3,785,095 and $6,485,957, respectively. From January
1, 1999 through June 14, 1999, the fund paid Boston
Partners $2,547,293 in sub-investment advisory fees.
From June 15, 1999 through December 31, 1999, the fund paid SaBAM $5,752,409 in sub-investment advisory fees.

As compensation for administrative services, the fund pays the Administrator a fee computed daily and paid monthly at the annual rate of 0.20% of the fund's average daily net assets. For the periods shown below, the fund paid administrative fees to SSB Citi, the fund's administrator, as follows:

Year Ended
1997
December 31:
1998

1999



$7,223,977
$8,649,271
$6,629,039

The trust bears expenses incurred in its operations, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees who are not officers, directors, shareholders or employees of Salomon Smith Barney or one of its affiliates, SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; costs of investor services (including allocated telephone and personnel expenses); costs of preparing and printing of prospectuses for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or Board of Trustees of the trust.

Code of Ethics

Pursuant to Rule 17j-1 of the 1940 Act, the fund, the investment adviser and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund.
All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients.
All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

A copy of the fund's code of ethics is on file with the SEC.

Auditors

KPMG LLP, 757 Third Avenue, New York, New York 10017 has been selected as the fund's independent auditors to examine and report on the fund's financial statements and highlights for the fiscal year ending
December 31, 2000.







INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

Investment Objectives and Policies

The fund's investment objective is total return. The fund's investment objective may be changed only with the approval of a majority of the fund's outstanding shares. There can be no assurance that the fund will achieve its investment objective. The fund will seek to achieve its objective by investing in equity and fixed income securities of both U.S. and foreign issuers. The fund may engage in various portfolio strategies involving options, futures, options on futures and swaps to seek to increase its return, to hedge its portfolio against movements in the equity markets and interest rates or as a substitute for buying and selling securities.

Certain Investment Strategies

In attempting to achieve its investment objective, the fund may employ, among others, one or more of the strategies set forth below. See "Additional Risk
Factors" for additional information about the risks of these investment practices.

Equity Securities

Common Stocks. The fund may purchase common stocks.
Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Convertible Securities. The fund may invest in convertible securities which are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities.

Like fixed-income securities, convertible securities are investments which provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. However, there can be no assurance of capital appreciation because securities prices fluctuate.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Synthetic Convertible Securities. The fund may invest in synthetic convertible securities. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risk normally involved in holding the securities comprising the synthetic convertible security.

Unlike a convertible security, which is a single security, a synthetic convertible security is comprised of distinct securities that together resemble convertible securities in certain respects.
Synthetic convertible securities are typically created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities may be listed on a securities exchange or on the National Association of Securities Dealers Automated
Quotation System "NASDAQ" or may be privately traded.
The components of a synthetic convertible security generally are not offered as a unit and may be purchased and sold by the fund at different times.
Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations.

Warrants or Rights. Warrants or rights may be acquired by the fund in connection with other securities or separately and provide the fund with the right to purchase at a later date other securities of the issuer. The fund has undertaken that its investment in warrants or rights, valued at the lower of cost or market, will not exceed 5% of the value of its net assets. Warrants or rights acquired by the fund in units or attached to securities will be deemed to be without value for purposes of this restriction.

Real Estate Investment Trusts ("REITs"). The fund may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests.
REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage
REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection or rents. Equity REITs may also include operating or finance companies.
Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage
REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). A mortgage trust can make construction, development or long-term mortgage loans, which are sensitive to the credit quality of the borrower. Mortgage trusts derive their income from interest payments. Hybrid trusts combine the characteristics of both equity and mortgage trusts, generally by holding both ownership interests and mortgage interests in real estate.

Fixed Income Securities

Corporate Debt Obligations. The fund may invest in corporate debt obligations and zero coupon securities issued by financial institutions and corporations.
Corporate debt obligation are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such facts as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security.

Zero Coupon, Pay-In-Kind and Delayed Interest
Securities. The fund may invest in zero coupon, pay-in-kind and delayed interest securities as well as custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain U.S. government securities. Zero coupon securities pay no cash income to their holders until they mature and are issued at substantial discounts from their value at maturity. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Zero-coupon and delayed interest securities are issued at a significant discount from their principal amount.
While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because interest on zero coupon, pay-in-kind and delayed interest securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the values of securities that distribute income regularly and may be more speculative than such securities.

Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. government securities but are not considered to be U.S. government securities. Although under the terms of a custodial receipt a fund is typically authorized to assert its rights directly against the issuer of the underlying obligation, the fund may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

Mortgage-Backed Securities. The fund may invest in mortgage backed securities, which are securities representing interests in "pools" of mortgage loans.
Monthly payments of interest and principal by the individual borrowers on mortgages are "passed through" to the holders of the securities (net of fees paid to the issuer or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. The average lives of mortgage pass-throughs are variable when issued because their average lives depend on prepayment rates. The average life of these securities is likely to be substantially shorter than their stated final maturity as a result of unscheduled principal prepayment. Prepayments on underlying mortgages result in a loss of anticipated interest, and all or part of a premium if any has been paid, and the actual yield (or total return) to a fund may be different than the quoted yield on the securities.
Mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates. Additional payment may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline.
Like other fixed income securities, when interest rates rise the value of a mortgage pass-through security generally will decline; however, when interest rates are declining, the value of mortgage pass-through securities with prepayment features may not increase as much as that of other fixed-income securities.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by the Government
National Mortgage Association ("GNMA"); or guaranteed by agencies or instrumentalities of the U.S.
government (such as the Federal National Mortgage
Association ("FNMA") or the Federal Home Loan Mortgage
Corporation, ("FHLMC") which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations). Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers). Some of these mortgage pass-through securities may be supported by various forms of insurance or guarantees.

Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. Some mortgage pass-through securities (such as securities issued by the GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgages in the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is the GNMA. GNMA is a wholly owned
U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S.
government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage pass-through securities. GNMA securities are often purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

Government-related guarantors (i.e., whose guarantees are not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban
Development. FNMA purchases conventional residential mortgages (i.e., mortgages not insured or guaranteed by any governmental agency) from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment by FNMA of principal and interest.

FHLMC is also a government-sponsored corporation owned by private stockholders. FHLMC issues Participation
Certificates ("PCs") which represent interests in conventional mortgages (i.e., not federally insured or guaranteed) from FHLMC's national portfolio. FHLMC guarantees timely payment of interest and ultimate collection of principal regardless of the status of the underlying mortgage loans. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of mortgage loans. Such issuers may also be the originators and/or servicers of the underlying mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund may also buy mortgage-related securities without insurance or guarantees.

Collateralized mortgage obligations are a type of bond secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series of classes of the obligations.

Asset-Backed Securities. The fund may invest in asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. Asset-backed securities arise through the grouping by governmental, government-related and private organizations of loans, receivables and other assets originated by various lenders. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, asset-backed securities provide periodic payments which generally consist of both interest and principal payments.

Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral.
Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an instrument in such a security.

Short Sales Against the Box. The fund may enter into a short sale of common stock such that, when the short position is open, the fund involved owns an equal amount of preferred stocks or debt securities convertible or exchangeable without payment of further consideration into an equal number of shares of the common stock sold short. The fund will enter into this kind of short sale, described as "against the box," for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date, when the fund delivers the convertible securities to close out its short position. Although the fund will have to pay an amount equal to any dividends paid on the common stock sold short prior to delivery, it will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. The fund will deposit, in a segregated account with its custodian, convertible preferred stock or convertible debt securities in connection with short sales against the box.

Covered Option Writing. The fund may write put and call options on securities. The fund realizes fees
(referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.

Upon the exercise of a put option written by the fund, the fund may suffer a loss equal to the difference between the price at which the fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the fund, the fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the option exercise price, less the premium received for writing the option.

The fund will write only covered options.
Accordingly, whenever the fund writes a call option, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, the fund will either (a) deposit with PNC Bank, National Association
("PNC Bank") in a segregated account cash or equity and debt securities of any grade provided such securities have been determined by the Investment
Adviser or Sub-Investment Adviser to be liquid and unencumbered pursuant to guidelines established by the Trustees, having a value at least equal to the exercise price of the option or (b) continue to own an equivalent number of puts on the same underlying security having the same exercise prices and expiration dates as those written by the fund, or an equivalent number of puts on the same underlying security with exercise prices equal to or greater than those that it has written (or, if the exercise prices of the puts it holds are less than the exercise prices of those that it has written, it will deposit the difference with PNC Bank in a segregated account).

Purchasing Put and Call Options on Securities. The fund may utilize its assets to purchase put options on portfolio securities and may do so at or about the same time it purchases the underlying security or at a later time. By buying a put, the fund limits the risk of loss from a decline in market value of the security until the put expires. Any appreciation in the value of, or in the yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. The fund may utilize its assets to purchase call options on portfolio securities. Call options may be purchased by the fund in order to acquire the underlying securities for the fund at a price that avoids any additional cost that would result from a substantial increase in the market value of a security. The fund also may purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.

Prior to their expirations, put and call options may be sold in closing sale transactions (sales by the fund, prior to the exercise of options it has purchased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

More About Options on Securities. Although the fund generally will purchase or write only those options for which its Investment Adviser or Sub-Investment
Adviser believes there is an active secondary market, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. At times in the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have rendered inadequate certain of the facilities of the Options Clearing
Corporation (the "Clearing Corporation") as well U.S.
and foreign securities exchanges and resulted in the institution of special procedures such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options.
There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If the fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class that may be held, written or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible the fund, other clients of the Investment Adviser and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

In the case of options that are deemed covered by virtue of the fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, the fund may purchase or borrow temporarily the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk because the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Additional risks exist with respect to certain U.S.
government securities for which the fund may write covered call options. If the fund writes covered call options on mortgage-backed securities, the securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of those securities.

Stock Index Options. The fund may purchase and write exchange-listed put and call options on stock indexes primarily to hedge against the effects of market-wide price movements. A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index.
Examples of well-known stock indexes are the Standard
& Poor's Daily Price Index of 500 Common Stocks and the NYSE Composite Index. Some stock index options are based on a broad market index such as the New York
Stock Exchange Composite Index or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business
Equipment Index.

Options on stock indexes are similar to options on securities. However, (a) because options on stock indexes do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date, (b) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly and (c) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the fund will realize gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the fund of options on stock indexes will be subject to the ability of the Investment Adviser and/or Sub-
Investment Adviser to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

The fund will engage in stock index options transactions only when such a strategy is determined by the Investment Adviser or Sub-Investment Adviser to be consistent with the fund's efforts to control risk.
There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful. When the fund writes an option on a stock index, it will establish a segregated account in the name of the fund consisting of cash, equity securities or debt securities of any grade in an amount equal to or greater than the market value of the option, provided such securities are liquid and unencumbered and are marked to market daily pursuant to guidelines established by the Trustees.

Futures Contracts and Options on Futures Contracts.
To seek to increase total return or hedge against changes in interest rates or securities prices, the fund may purchase and sell futures contracts, and purchase and write call and put options on these futures contracts. The fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. These futures contracts may be based on various securities (such as U.S. government securities), securities indices and any other financial instruments and indices. All futures contracts entered into by the fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity
Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the fund proposes to acquire. When interest rates are rising or securities prices are falling, the fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts.
When interest rates are falling or securities prices are rising, the fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the fund's portfolio securities. These futures contracts may include contracts for the future delivery of securities held by the fund or securities with characteristics similar to those of the fund's portfolio securities.

If, in the opinion of the Sub-Investment Adviser, there is a sufficient degree of correlation between price trends for the fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the fund's portfolio may be more or less volatile than prices of these futures contracts, the Sub-Investment Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.
The fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on Futures Contracts. The fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the fund's assets. By writing a call option, the fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price.
Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the fund intends to purchase. However, the fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series.
There is no guarantee that such closing transactions can be effected. The fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The fund may engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the fund owns or futures contracts will be purchased to protect the fund against an increase in the price of securities it intends to purchase. The Sub-Investment
Adviser will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the fund expects that, on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the fund to purchase securities, require the fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for the fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the fund from closing out positions and limiting its losses.

Among the several risks accompanying the utilization of futures contracts and options on futures contracts are the following: First, the successful use of futures and options is dependent upon the ability of the adviser to predict correctly movements in the stock market or in the direction of interest rates.
These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. If the prices of the underlying commodities move in an unanticipated manner, the fund may lose the expected benefit of these futures or options transactions and may incur losses. Second, positions in futures contracts and options on futures contracts may be closed out only by entering into offsetting transactions on the exchange where the position was entered into (or through a linked exchange), and as a result of daily price fluctuation limits there can be no assurance the offsetting transaction could be entered into at an advantageous price at a particular time.
Consequently, the fund may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities being hedged or the fund may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

Swaps, Caps, Floors, Collars and Swaptions.	As one
way of managing its exposure to different types of investments, the fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, floors and swaptions. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same notional amount, for a specified period of time.
If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. A swaption is an option to buy or sell a swap position.

Swap agreements will tend to shift the fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollar for payments in a foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the fund's investments and its share price and yield.

Swap agreements are sophisticated risk management instruments that typically require a small cash investment relative to the magnitude of risks assumed.
As a result, swaps can be highly volatile and may have a considerable impact on the fund's performance. Swap agreements are subject to credit risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.
The fund will maintain in a segregated account cash or liquid securities equal to the net amount, if any, of the excess of the fund's obligations over its entitlements with respect to swap, cap, collar, floor or swaption transactions.

Additional Investments

Foreign Securities and American Depositary Receipts
 .The fund may invest in foreign securities and American Depository Receipts ('ADR"). ADRs are U.S.
dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or over the counter in the United States.

Investing in the securities of foreign companies
involves special risks and considerations not
typically associated with investing in U.S. companies.
These risks include differences in accounting,
auditing and financial reporting standards, generally
higher commission rates on foreign portfolio
transactions, the possibility of expropriation or
confiscatory taxation, adverse changes in investment
or exchange control regulations, political instability
which could affect U.S. investments in foreign
countries and potential restrictions on the flow of
international capital.  Additionally, dividends or
interest payable on foreign securities, and in some
cases capital gains, may be subject to foreign
withholding or other foreign taxes.   Foreign
securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than U.S. dollars. Many of the foreign securities held by the fund will not be registered with, nor will the issuers thereof be subject to the reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Money Market Instruments. When the Investment Adviser or Sub-Investment Adviser believes that market conditions warrant, the fund may adopt a temporary defensive posture and invest in short-term instruments without limitation. Short-term instruments in which the fund may invest include U.S. government securities; certain bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than A-
2 by S&P or Prime-2 by Moody's or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding unsecured debt issue then rated within the three highest rating categories; and repurchase agreements as described below.

Repurchase Agreements. The fund may engage in repurchase agreement transactions with banks which are the issuers of instruments acceptable for purchase by the fund and with certain dealers on the Federal
Reserve Bank of New York's list of reporting dealers.
Under the terms of a typical repurchase agreement, the fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. The Investment
Adviser or Sub-Investment Adviser, acting under the supervision of the trust's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the fund may enter into repurchase agreements to evaluate potential risks.

U.S. Government Securities. United States government securities include debt obligations of varying maturities issued or guaranteed by the United States government or its agencies or instrumentalities ("U.S.
government securities"). U.S. government securities include not only direct obligations of the United
States Treasury (such as Treasury Bills, Treasury
Notes and Treasury Bonds), but also securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the
United States, Small Business Administration,
Government National Mortgage Association ("GNMA"),
General Services Administration, Central Bank for
Cooperatives, Federal Intermediate Credit Banks,
Federal Land Banks, Federal National Mortgage
Association ("FNMA"), Maritime Administration,
Tennessee Valley Authority, District of Columbia
Armory Board, Student Loan Marketing Association, and
Resolution Trust Corporation. Certain U.S. government securities, such as those issued or guaranteed by GNMA, FNMA and Federal Home Loan Mortgage Corporation
("FHLMC"), are mortgage-related securities. Because the United States government is not obligated by law to provide support to an instrumentality that it sponsors, the fund will invest in obligations issued by such an instrumentality only if its Investment
Adviser or Sub-Investment Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the fund. U.S. government securities generally do not involve the credit risks associated with other types of interest-bearing securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from interest-bearing corporate securities.

Bank Obligations. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation
(the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities, but are members of the Federal Reserve
System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the fund, depending upon the principal amount of certificates of deposit
("CDs") of each held by the fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of U.S. banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation.
Obligations of foreign branches of U.S. banks and foreign banks are subject to different risks than are those of U.S. banks or U.S. branches of foreign banks.
These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of U.S. banks are not necessarily subject to the same or similar regulatory requirements applicable to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S.
bank than about a U.S. bank. CDs issued by wholly owned Canadian subsidiaries of U.S. banks are guaranteed as to repayment of principal and interest, but not as to sovereign risk, by the U.S. parent bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office.
A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State
Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign banks and foreign branches of U.S. banks, the fund's Investment
Adviser or Sub-Investment Adviser will carefully evaluate such investments on a case-by-case basis.

Ratings as Investment Criteria In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities they rate.
Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities.
These ratings will be used by the fund as initial criteria for the selection of portfolio securities, but the fund also will rely upon the independent advice of its Investment Adviser and/or Sub-Investment
Adviser to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest, and general economic trends. The Appendix to this SAI contains further information concerning the rating categories of NRSROs and their significance.

Subsequent to its purchase by the fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events will require sale of such securities by the fund, but the fund's
Investment Adviser and/or Sub-Investment Adviser will consider such events in its determination of whether the fund should continue to hold the securities. In addition, to the extent the ratings change as a result of changes in such organizations or their rating systems, or because of a corporate reorganization, the fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

When-Issued Securities and Delayed-Delivery
Transactions. To secure an advantageous price or yield, the fund may purchase certain securities on a when-issued basis or purchase or sell securities for delayed delivery. The fund will enter into such transactions for the purpose of acquiring portfolio securities and not for the purpose of leverage.
Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by the fund prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, the fund will rely on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

U.S. government securities are normally subject to changes in value based upon changes, real or anticipated, in the level of interest rates and, although to a lesser extent in the case of U.S.
government securities, the public's perception of the creditworthiness of the issuers. In general, U.S.
government securities tend to appreciate when interest rates decline and depreciate when interest rates rise.
Purchasing these securities on a when-issued or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of U.S. government securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

In the case of the purchase of securities on a when-issued or delayed-delivery basis by the fund, the fund will meet its obligations on the settlement date from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of the securities purchased on a when-issued or delayed-delivery basis (which may have a value greater or less than the fund's payment obligations).

Lending of Portfolio Securities. The fund has the ability to lend portfolio securities to brokers, dealers and other financial organizations. Such loans, if and when made, may not exceed 20% of the fund's total assets taken at value. The fund will not lend portfolio securities to Salomon Smith Barney unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount at least equal to the current market value of the loaned securities.
From time to time, the fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party which is unaffiliated with the fund and is acting as a "finder."

By lending its securities, the fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. The fund will comply with the following conditions whenever its portfolio securities are loaned: (a) the fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the fund must be able to terminate the loan at any time; (d) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the fund may pay only reasonable custodian fees in connection with the loan;
and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the trust's Board of Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.
Loans will be made to firms deemed by the fund's
Investment Adviser or Sub-Investment Adviser to be of good standing and will not be made unless, in the judgment of the Investment Adviser or Sub-Investment
Adviser, the consideration to be earned from such loans would justify the risk.

Medium-, Low- and Unrated Securities. The fund may invest its assets in medium- or low- rated securities and unrated securities of comparable quality.
Securities rated below investment grade are frequently called junk bonds. Generally, these securities offer a higher current yield than the yield offered by higher-rated securities, but involve greater volatility of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Medium- and low-rated and comparable unrated securities: (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Thus, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the fund with a commensurate effect on the value of the fund's shares. Therefore, an investment in the fund should not be considered as a complete investment program and may not be appropriate for all investors.

While the market values of medium- and low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, medium- and low-rated and comparable unrated securities generally present a higher degree of credit risk. Issuers of medium- and low-rated and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because medium- and low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In addition, the markets in which medium- and low-rated or comparable unrated securities are traded generally are more limited than those in which higher- rated securities are traded. The existence of limited markets for these securities may restrict the availability of securities for the fund to purchase and also may have the effect of limiting the ability of the fund to: (a) obtain accurate market quotations for purposes of valuing securities and calculating net asset value and (b) sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.
The market for medium- and low-rated and comparable unrated securities is relatively new and has not fully weathered a major economic recession. Any such recession, however, could likely disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

Securities which are rated below investment grade such as Ba by Moody's or BB by S&P have speculative characteristics with respect to capacity to pay interest and repay principal. Securities which are rated B generally lack characteristics of a desirable investment and assurance of interest and principal payments over any long period of time may be small.
Securities which are rated Caa or CCC or below are of poor standing. Those issues may be in default or present elements of danger with respect to principal or interest. Securities rated C by Moody's and D by S&P are in the lowest rating class and indicate that payments are in default or that a bankruptcy petition has been filed with respect to the issuer or that the issuer is regarded as having extremely poor prospects.
See the Appendix on bond ratings by Moody's and S&P.

Fixed-income securities, including medium- and low-rated and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the fund. If an issuer exercises these rights during periods of declining interest rates, the fund may have to replace the security with a lower yielding security, resulting in a decreased return to the fund.

Securities rated Ba by Moody's or BB by S&P have speculative characteristics with respect to capacity to pay interest and repay principal. Securities rated
B generally lack characteristics of a desirable investment and assurance of interest and principal payments over any long period of time may be small.
Securities rated Caa or CCC are of poor standing.
These issues may be in default or present elements of danger with respect to principal or interest.

In light of the risks described above, the Investment
Adviser or Sub-Investment Adviser in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

Illiquid and Restricted Securities. The fund may purchase securities that are restricted as to resale
("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"). Some restricted securities can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933
Act. The Board of Trustees may determine, based upon a continuing review of the trading markets for a specific restricted security, that such restricted securities are liquid and therefore not subject to the fund's restriction on illiquid investments. The Board of Trustees has adopted guidelines and delegated to management the daily function of determining and monitoring liquidity of restricted securities available pursuant to Rule 144A. The Board, however, retains sufficient oversight and is ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for Rule 144A restricted securities will develop, the Board will carefully monitor the fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. Investments in restricted securities could have the effect of increasing the level of illiquidity in a fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Securities of Unseasoned Issuers. Securities in which the fund may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack significant operating history and be dependent on products or services without an established market share.

Yield Curve Options. The fund may enter into options on the "spread," or yield differential, between two fixed income securities, in transactions referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments.
Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

Yield curve options may be used for the same purposes as other options on securities. Specifically, the fund may purchase or write such options for hedging purposes. For example, the fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The fund may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of management, the fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by the fund will be "covered". A call (or put) option is covered if the fund holds another call (or put) option on the spread between the same two securities and maintains in a segregated account with its custodian cash or cash equivalents sufficient to cover the fund's net liability under the two options. Therefore, the fund's liability for such a covered option is generally limited to the difference between the amount of the fund's liability under the option written by the fund less the value of the option held by the fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter and because they have been only recently introduced, established trading markets for these securities have not yet developed.

Additional Risk Factors

General. Investors should realize that risk of loss is inherent in the ownership of any securities and that the fund's net asset value will fluctuate, reflecting the fluctuations in the market value of its portfolio positions. The following sections describe some of the important risk factors involved in connection with the types of investments or investment practices indicated. See "Investment Objectives and Management
Policies" for a description of the permissible investments and investment practices of the fund.

Fixed Income Securities. Investments in fixed income securities may subject the fund to risks, including the following.

Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a fund to sustain losses on such investments. A default could impact both interest and principal payments.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk.
Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and the fund will suffer from having to reinvest in lower yielding securities.
Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a fund will suffer from the inability to invest in higher yield securities.

Real Estate Investment Trusts. The values of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They are also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, the possibility of failing to qualify for the ability to avoid tax by satisfying distribution requirements under the Internal Revenue
Code of 1986, as amended, and failing to maintain exemption from the 1940 Act. Also, the fund will indirectly bear its proportionate share of expenses incurred by REITs in which the fund invests. REITs are also sensitive to factors such as changes in real estate values and property taxes, interest rates, overbuilding and creditworthiness of the issuer.

Zero Coupon, Pay-In-Kind and Delayed Interest
Securities. The values of these securities may be highly volatile as interest rates rise or fall. In addition, the fund's investments in zero coupon, pay-in-kind and delayed interest securities will result in special tax consequences. Although zero coupon securities do not make interest payments, for tax purposes a portion of the difference between a zero coupon security's maturity value and its purchase price is taxable income of the fund each year. The value of zero-coupon bonds is subject to greater fluctuation in market value in response to changes in market interest rates than bonds of comparable maturity which pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that pay interest currently. Even though such bonds do not pay current interest in cash, the fund is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Accordingly, for the fund to continue to qualify for tax treatment as a regulated investment company and to avoid income and possibly excise tax, the fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities.
The fund will not be able to purchase additional income-producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result.

Derivative Instruments. In accordance with its investment policies, the fund may invest in certain derivative instruments, which are securities or contracts that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties (and not a true security like a stock or a bond). Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by a fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every fund investment also involves a risk that the portfolio manager's expectations will be wrong. Transactions in derivative instruments often enable a fund to take investment positions that more precisely reflect the portfolio manager's expectations concerning the future performance of the various investments available to the fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investment in conventional securities.

Derivative contracts include options, futures contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps. The following are the principal risks associated with derivative instruments.

Market risk: The instrument will decline in value or that an alternative investment would have appreciated more, but this is no different from the risk of investing in conventional securities.

Leverage and associated price volatility: Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund.

Credit risk: The issuer of the instrument may default on its obligation to pay interest and principal.

Liquidity and valuation risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities.
Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the funds are not readily marketable and are subject to a fund's restrictions on illiquid investments.

Correlation risk: There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.

Each derivative instrument purchased for the fund's portfolio is reviewed and analyzed by the fund's portfolio manager to assess the risk and reward of each such instrument in relation the fund's portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument's ability to provide value to the fund and its shareholders.

Special Investment Considerations and Risks With
Respect to Futures, Options and Currency Transactions and Swaps and Swap-Related Products. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities and on foreign currencies, and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which the fund invests. Should interest or exchange rates or the prices of securities or financial indices move in an unexpected manner, the fund may not achieve the desired benefits of futures, options, swaps and forwards or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

With respect to interest rate swaps, each fund recognizes that such arrangements are relatively illiquid and will include the principal amount of the obligations owed to it under a swap as an illiquid security for purposes of the fund's investment restrictions except to the extent a third party (such as a large commercial bank) has guaranteed the fund's ability to offset the swap at any time.

The fund's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future. Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to the fund as the possible loss of the entire premium paid for an option bought by the fund, and the inability of the fund, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option. As a result, no assurance can be given that the fund will be able to use those instruments effectively for the purposes set forth above.

In connection with its transactions in futures, options, swaps and forwards, the fund may be required to place assets in a segregated account with the fund's custodian bank to ensure that the fund will be able to meet its obligations under these instruments.
Assets held in a segregated account generally may not be disposed of for so long as the fund maintains the positions giving rise to the segregation requirement.
Segregation of a large percentage of the fund's assets could impede implementation of the fund's investment policies or the fund's ability to meet redemption requests or other current obligations.

Particular Risks of Futures Contracts. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

At best, the correlation between changes in prices of futures contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for debt securities or currencies, including technical influences in futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage.
As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor.
For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. The fund, however, would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Furthermore, in the case of a futures contract purchase, in order to be certain that the fund has sufficient assets to satisfy its obligations under a futures contract, the fund sets aside and commits to back the futures contract an amount of cash, U.S.
government securities and other liquid, high-grade debt securities equal in value to the current value of the underlying instrument less the margin deposit. In the case of a futures contract sale, the fund will either set aside amounts as in the case of a futures contract purchase, own the security underlying the contract, or hold a call option permitting the fund to purchase the same futures contract at a price no higher than the contract price. Assets used as cover cannot be sold while the position in the corresponding futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a significant portion of the fund's assets to cover could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit.
The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Mortgage-Backed Securities. To the extent the fund purchases mortgage-related securities at a premium, mortgage foreclosures and prepayments of principal
(which may be made at any time without penalty) may result in some loss of the fund's principal investment to the extent of the premium paid. The yield generated by the fund that invests in mortgage-related securities may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the values of mortgage-related securities, including government and government related mortgage pools, generally will fluctuate in response to market interest rates.

Other Asset-Backed Securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities are not as effective in locking in high long-term yields. Conversely, in periods of sharply rising rates, prepayments generally slow, increasing the security's average life and its potential for price depreciation.

Certain Investment Guidelines

The fund may invest up to 10% of its total assets in securities with contractual or other restrictions on resale and other instruments not readily marketable, including (a) repurchase agreements with maturities greater than seven days, (b) time deposits maturing from two business days through seven calendar days and
(c) to the extent that a liquid secondary market does not exist for the instruments, futures contracts and options thereon. In addition, the fund may invest up to 5% of its assets in the securities of issuers which have been in continuous operation for less than three years. The investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the trust's Board of Trustees.

Investment Restrictions

The trust has adopted investment restrictions 1 through 7 below as fundamental policies with respect to the fund. Under the terms of the 1940 Act, these fundamental policies may not be changed with respect to the fund without the vote of a majority of the outstanding voting securities of the fund. A
"majority" is defined in the 1940 Act as the lesser of
(a) 67% or more of the shares present at a shareholder meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (b) more than 50% of the outstanding shares. Set forth below are the investment policies of the trust, some of which apply to the other series of the trust.

The investment policies adopted by the trust prohibit the fund from:

	1.	Investing in a manner that would cause it
to fail to be a "diversified company"
under the 1940 Act and the rules,
regulations and orders thereunder.

	2.	Investing in "senior securities" as
defined in the 1940 Act and the rules,
regulations and orders thereunder except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

	3.	Investing more than 25% of its total
assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

	4.	Borrowing money, except that (a) the fund
may borrow from banks for temporary or
emergency (not leveraging) purposes,
including the meeting of redemption
requests which might otherwise require the untimely disposition of securities, and
(b) the fund may to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

	5.	Making Loans.  This restriction does not
apply to: (a) the purchase of debt
obligations in which the fund may invest consistent with its investment objective and policies; (b) repurchase agreements;
and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

	6.	Underwriting securities issued by other
persons, except to the extent that the
fund may technically be deemed an
underwriter under the Securities Act of
1933, as amended, in disposing of
portfolio securities.

	7.	Purchasing or selling real estate, real
estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies); (d) investing in real estate investment trust securities.

	8.	Purchasing securities on margin (except
for such short-term credits as are
necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

	9.	Investing in oil, gas or other mineral
exploration or development programs,
except that the fund may invest in the
securities of companies that invest in or sponsor those programs.

	10.	Investing in securities of other
investment companies registered or
required to be registered under the 1940
Act, except as they may be acquired as
part of a merger, consolidation,
reorganization, acquisition of assets or an offer of exchange.

11. Writing or selling puts, calls, straddles, spreads or combinations thereof, except as permitted under the fund's investment objective and policies.

12. Purchasing restricted securities, illiquid securities (such as repurchase agreements with maturities in excess of seven days and time deposits maturing from two business days through seven calendar days) and other securities with contractual or other restrictions on resale and other instruments that are not readily marketable if more than 10% of the Fund's total assets.

	13.	Purchasing any security if as a result the
fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

	14.	Making investments for the purpose of
exercising control or management.

	15.	Purchasing or retaining securities of any
company if, to the knowledge of the trust, any of the trust's officers or Trustees or any officer or director of an Investment
Adviser individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of the securities.

	16.	Investing in warrants other than those
acquired by the fund as part of a unit or attached to securities at the time of purchase (except as permitted under the fund's investment objective and policies) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the fund's net assets.

Portfolio Turnover

The fund does not intend to seek profits through short-term trading. Nevertheless, the fund will not consider portfolio turnover rate a limiting factor in making investment decisions.

Under certain market conditions, the fund because it engages in transactions in options may experience increased portfolio turnover as a result of its investment strategies. For instance, the exercise of a substantial number of options written by the fund
(due to appreciation of the underlying security in the case of call options on securities or depreciation of the underlying security in the case of put options on securities) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% also would occur if all of the fund's securities that are included in the computation of turnover were replaced once during a one-year period. The fund's turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities.
Securities or options with remaining maturities of one year or less on the date of acquisition are excluded from the calculation.

Certain other practices which may be employed by the fund also could result in high portfolio turnover.
For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the fund's Investment
Adviser or Sub-Investment Adviser believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities. For the fiscal years ended December 31, 1998 and 1999, the fund's portfolio turnover rate was 43% and 93%, respectively.

Portfolio Transactions

Most of the purchases and sales of securities by the fund, whether transacted on a securities exchange or over-the-counter, will be made in the primary trading market for the securities, except for Eurobonds which are principally traded over-the-counter. The primary trading market for a given security is generally located in the country in which the issuer has its principal office. Decisions to buy and sell securities for the fund are made by its Investment
Adviser or Sub-Investment Adviser, who is also responsible for placing these transactions subject to the overall review of the Board of Trustees. Although investment decisions for the fund are made independently from those of the other accounts managed by its Investment Adviser and Sub-Investment Adviser, investments of the type that the fund may make also may be made by those other accounts. When the fund and one or more other accounts managed by its Investment Adviser or Sub-Investment Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Investment Adviser or Sub-Investment Adviser to be equitable to each. In some cases this procedure may adversely affect the price paid or received by the fund, or the size of the position obtained or disposed of by the fund.

Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.
Commissions generally are fixed on most foreign exchanges. There is generally no stated commission in the case of securities traded in U.S. or foreign over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. government securities generally are purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the United
States Treasury or from the issuing agency or instrumentality. The following table sets forth certain information regarding the fund's payment of brokerage commissions:

Total Brokerage Commissions Paid


Fiscal Year



1997
$11,955,23
7
1998

3,815,634
1999

6,040,929

Brokerage Commissions Paid to Salomon Smith Barney


Fiscal Year



1997
$936,326
1998
1,102,296
1999
   328,197



% of Total Brokerage Commissions Paid to Salomon Smith
Barney


Fiscal Year



1997
    7.83%
1998
  28.88
1999
    5.43

% of Total Transactions Involving Commissions paid to
Salomon Smith Barney


Fiscal Year



1997
   23.74%
1998
   22.81
1999
     0.07

In selecting brokers or dealers to execute securities transactions on behalf of the fund, the fund's
Investment Adviser or Sub-Investment Adviser seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Investment Adviser or Sub-Investment Adviser will consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisory Agreement between the trust and the Investment Adviser authorizes the Investment
Adviser, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the trust, the fund and/or other accounts or funds over which the Investment
Adviser or its affiliates exercise investment discretion. The fees under the Advisory Agreement and the Sub-Advisory and/or Administration Agreement are not reduced by reason of their receiving such brokerage and research services. Further, Salomon
Smith Barney will not participate in commissions brokerage given by the fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom. The trust's Board of Trustees periodically will review the commissions paid by the fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the trust. For the fiscal year ended December 31, 1999, the fund directed brokerage transactions totaling $170,685,046 to brokers because of research services provided. The amount of brokerage commissions paid on such transactions totaled $294,948.

To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC thereunder, the Board of Trustees has determined that transactions for the fund may be executed through Salomon Smith Barney and other affiliated broker-dealers if, in the judgment of the fund's Investment Adviser and/or Sub-Investment
Adviser, the use of such broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, such broker-dealer charges the fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions. In addition, under rules adopted by the SEC, Salomon
Smith Barney may directly execute such transactions for the fund on the floor of any national securities exchange, provided (a) the trust's Board of Trustees has expressly authorized Salomon Smith Barney to effect such transactions, and (b) Salomon Smith Barney annually advises the trust of the aggregate compensation it earned on such transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The fund will not purchase any security, including U.S. government securities, during the existence of any underwriting or selling group relating thereto of which Salomon Smith Barney is a member, except to the extent permitted by the SEC.

The fund may use Salomon Smith Barney as a commodities broker in connection with entering into futures contracts and options on futures contracts. Salomon
Smith Barney has agreed to charge the fund commodity commissions at rates comparable to those charged by Salomon Smith Barney to its most favored clients for comparable trades in comparable accounts.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

Purchase of Shares

General.  The fund offers five Classes of shares.
Class A, L and O shares are sold to investors with an initial sales charge. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. Class
L and O shares are also subject to a deferred sales charge payable upon certain redemptions. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000. See the Prospectus for a discussion of factors to consider in selecting which Class of shares to purchase. Class O shares are available for purchase only by former Class
C shareholders of the fund.

Purchases of shares of the fund must be made through a brokerage account maintained with Salomon Smith
Barney, an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the fund through the transfer agent. When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class B, Class L,
Class O or Class Y shares. Salomon Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at PFPC
Global Fund Services (the "sub-transfer agent") are not subject to a maintenance fee.

Investors in Class A, Class B, Class L and Class O shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), the minimum initial and subsequent investment requirement for Class A, Class
B, Class L and Class O shares and the subsequent investment requirement for all Classes in the fund is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B, Class L and Class O shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B, Class L and Class O shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney,
Directors or Trustees of any of the Smith Barney
Mutual Funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time.
Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.

Purchase orders received by the fund or Salomon Smith
Barney prior to the close of regular trading on the New York Stock Exchange ("NYSE"), on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the
''trade date''). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund's agent prior to the agent's close of business. For shares purchased through Salomon Smith Barney and Introducing Brokers purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic
Investment Plan.  Under the Systematic Investment
Plan, Salomon Smith Barney or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder, to provide systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or the sub-transfer agent. The Systematic Investment
Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Salomon Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith Barney
Financial Consultant.

Initial Sales Charge Alternative - Class A Shares.
The sales charges applicable to purchases of Class A shares of the fund are as follows:

Amount of
Investment
Sales Charge
as % of
Offering
Price
Sales Charge as
% of Amount Invested
Less than $25,000
5.00%
5.26%
25,000 - 49,999
4.00
4.17
50,000 - 99,999
3.50
3.63
100,000 - 249,999
3.00
3.09
250,000 - 499,999
2.00
2.04
500,000 and over
-0-
-0-

*	Purchases of Class A shares of $500,000 or more
will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon
Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B, Class L and Class O shares is waived. See "Purchase,
Exchange and Redemption of Shares" - ''Deferred
Sales Charge Alternatives'' and ''Waivers of
Deferred Sales Charge.''

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the 1933 Act.

The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person." Any "person" is defined to include the following: (a) an individual;
(b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a Trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Code and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940 Act; (e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code;
(f) any other organized group of persons, provided the organization has been in existence for at least six months and was organized for a purpose other than the purchase of investment company securities at a discount; or (g) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers
Act of 1940) purchasing shares of the fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Salomon Smith Barney Financial Consultant.

The reduced sales charge minimums may also be met by aggregating the purchase with the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Salomon Smith Barney listed under "Exchange Privilege."

Initial Sales Charge Alternative - Class L and O
Shares. For purchases of Class L and O shares, there is a sales charge of 1% of the offering price (1.01% of the net amount invested).

Initial Sales Charge Waivers for Class A Shares.
Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any of the Smith Barney Mutual Funds (including retired Board
Members and employees); the immediate families of such persons (including the surviving spouse of a deceased
Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and Board members of any funds sponsored by Citigroup and its affiliates and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant
(for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon
Smith Barney), on the condition the purchase of Class
A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and
(iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another fund of the Smith
Barney Mutual Funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the same fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) purchase by
Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement Programs; (g) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Salomon Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (h) purchases by separate accounts used to fund certain unregistered variable annuity contracts;
(i) purchases by investors participating in a Salomon
Smith Barney fee-based arrangement; and (j) investments of distributions from or prodeeds from a sale ofa UIT sponsored by Salomon Smith Barney. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by "any person"' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of funds sponsored by Salomon Smith
Barney, which are offered with a sales charge, listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent-Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes purchases of all Class A shares of the fund and other funds of the Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Salomon Smith Barney
Financial Consultant or the transfer agent to obtain a Letter of Intent application.

Letter of Intent-Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares.
The investor must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the same fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees
(including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or the transfer agent for further information.

Deferred Sales Charge Alternatives.  Deferred Sales
Charge Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the fund. A deferred sales charge, however, may be imposed on certain redemptions of these shares. ''Deferred Sales Charge Shares'' are:
(a) Class B shares; (b) Class L shares; (c) Class O shares; and (d) Class A shares that were purchased without an initial sales charge but subject to a deferred sales charge.

Any applicable deferred sales charges will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge
Shares that are redeemed will not be subject to a deferred sales charge to the extent the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares, Class
O shares and Class A shares that are Deferred Sales
Charge Shares, shares redeemed more than 12 months after their purchase.

Class L shares, Class O shares and Class A shares that are Deferred Sales Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Salomon Smith Barney 401(k) Program, as described below. See ''Purchase of Shares-Smith Barney
401(k) and ExecChoice(tm) Programs.''

	Year Since Purchase
	Payment Was Made
Deferred Sales
Charge

	First
5.00%
	Second
4.00
	Third
3.00
	Fourth
2.00
	Fifth
1.00
	Sixth and thereafter
0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend
Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares
(other than Class B Dividend Shares) owned by the shareholder.

In determining the applicability of any deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.

To provide an example, assume an investor purchased
100 Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge. The deferred sales charge will be waived on: (a) exchanges (see
''Exchange Privilege''); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see ''Automatic
Cash Withdrawal Plan'') (automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age
591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect the combination of the fund with any other investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith
Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Salomon Smith Barney Retirement Programs. You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The fund offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any, by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

For plans opened on or after March 1, 2000 that are not part of the Paychex offering, Class A shares may be purchased regardless of the amount invested.

For plans opened prior to March 1, 2000 and for plans that are part of the Paychex offering, the class of shares you may purchase depends on the amount of your initial investment:

Class A Shares. Class A shares may be purchased by plans investing at least $1 million.

Class L Shares. Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds
Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds
Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney
Financial Consultant or the transfer agent.

Class O Shares. Class O shares of the fund are offered without any sales charge or deferred sales charge to any participating plan that purchases less than $1,000,000 of Class L and/or Class O shares of one or more funds of the Smith Barney Mutual Funds.
Class O shares may only be purchased by plans if the plan opened its account on or before June 12, 1998.

Retirement Programs Opened On or After June 21, 1996.
If, at the end of the fifth year after the date the participating plan enrolled in the Smith Barney 401(k)
Program or ExecChoiceTM Program, a participating plan's total Class L and/or Class O holdings in all non-money market Smith Barney Mutual Funds equal at least
$1,000,000, the participating plan will be offered the opportunity to exchange all of its Class L and/or
Class O shares for Class A shares of the fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.)
Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Retirement Programs Opened Prior to June 21, 1996.
In any year after the date a participating plan enrolled in the Smith Barney 401(k) Program, if its total Class L and/or Class O holdings in all non-money market Smith Barney Mutual Funds equal at least
$500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L and/or Class O shares for Class A shares of the same fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any participating plan in the Smith Barney 401(k) or ExecChoiceTM Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L and/or
Class O shares for Class A shares of the same fund regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k) or ExecChoiceTM Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date.
Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same fund. Any Class L and/ or Class O shares not converted will continue to be subject to the distribution fee.

Participating plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

Retirement Programs Investing in Class B Shares:
Class B shares of a fund are not available for purchase by participating plans opened on or after June 21, 1996, but may continue to be purchased by any participating plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a deferred sales charge of 3.00% of redemption proceeds if the participating plan terminates within eight years of the date the participating plan first enrolled in the Smith Barney 401(k) Program.

At the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k)
Program, the participating plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the same fund. Such participating plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date.
Once the exchange has occurred, a participating plan will not be eligible to acquire additional Class B shares, but instead may acquire Class A shares of the same fund. If the participating plan elects not to exchange all of its Class B shares at that time, each Class B share held by the participating plan will have the same conversion feature as Class B shares held by other investors. See "Purchase, Exchange and Redemption of Shares-Deferred Sales Charge
Alternatives."

No deferred sales charge is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the deferred sales charge applies to the redemption by a participating plan depends on the number of years since the participating plan first became enrolled in the Smith Barney 401(k)
Program, unlike the applicability of the deferred sales charge to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

The deferred sales charge will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a participating plan as a result of: (a) the retirement of an employee in the participating plan; (b) the termination of employment of an employee in the participating plan;
(c) the death or disability of an employee in the participating plan; (d) the attainment of age 591/2 by an employee in the participating plan; (e) hardship of an employee in the participating plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the participating plan to an employee.

Determination of Public Offering Prices

The trust offers shares of the fund to the public on a continuous basis. The public offering price for a Class A and Class Y shares of the fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000), is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A deferred sales charge, however, is imposed on certain redemptions of Class B and Class O shares and of Class A shares when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in the fund's financial statements incorporated by reference in their entirety into this SAI.

Exchange Privilege

As your needs change, you may wish to reposition your investments. With Smith Barney Mutual Funds, you have the ability to exchange shares of most Smith Barney mutual funds for those of others within the family.

Except as otherwise noted below, shares of each Class of the fund may be exchanged for shares of the same
Class of certain Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class
A, Class B, Class L and Class O shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any fund imposing a higher deferred sales charge than that imposed by the fund, the exchanged
Class B shares will be subject to the higher applicable deferred sales charge. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

Class L Exchanges. Upon an exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the fund that have been exchanged.

Class O Exchanges. Class O shares may only be exchanged for Class L shares of another fund. Upon an exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class O shares of the fund that have been exchanged.

Class A and Class Y Exchanges. Class A and Class Y shareholders of the fund who wish to exchange all or a portion of their shares for shares of the respective
Class in any of the funds identified above may do so without imposition of any charge.

The exchange privilege enables shareholders to acquire shares of the same Class in the fund with different investment objectives when they believe a shift between funds is an appropriate investment decision.
This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Salomon Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable deferred sales charge, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired.
Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding the Exchange
Privilege.   Although the exchange privilege is an
important benefit, excessive exchange transactions can be detrimental to the fund's performance and its shareholders. The Investment Adviser may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, the fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to
(a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Certain shareholders may be able to exchange shares by telephone. See ''Redemption of Shares-Telephone
Redemption and Exchange Program.'' Exchanges will be processed at the net asset value next determined.
Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. An exchange involves a taxable redemption of shares, subject to the tax treatment described in "Taxes" below, followed by a purchase of shares of a different fund. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

Redemption of Shares

The fund is required to redeem the shares of the fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable deferred sales charge. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. The right of redemption of shares of the fund may be suspended or the date of payment postponed (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for the protection of the fund's shareholders.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith
Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days.

Shares held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Salomon Smith Barney Financial Consultant. Shares other than those held by Salomon Smith Barney as custodian may be redeemed through an investor's
Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

Smith Barney Income Funds
Smith Barney Premium Total Return Fund
Class A, B, L, O or Y (please specify)
c/o PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699

A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed,
(b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $2,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period.
Redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

Automatic Cash Withdrawal Plan. The fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 ($5,000 for retirement plan accounts) may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least
$5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the fund. Any applicable deferred sales charge will not be waived on amounts withdrawn by a shareholder exceeding 1.00% per month of the value of the shareholder's shares subject to the deferred sales charge at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the deferred sales charge.) To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it.
Withdrawal payments should not be considered as income from investment in the fund. Withdrawals involve share redemptions that may have tax consequences for shareholders. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan with respect to that fund, purchases by such shareholders of additional shares in the fund in amounts less than $5,000 will not ordinarily be permitted.

Shareholders who wish to participate in the Withdrawal
Plan and who hold their shares in certificate form must deposit their share certificates of the fund from which withdrawals will be made with the sub-transfer agent, as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and all applications for participation in the Withdrawal Plan must be received by the sub-transfer agent as Plan
Agent no later than the eighth day of each month to be eligible for participation beginning with that month's withdrawal. For additional information regarding the Withdrawal Plan, contact your Salomon Smith Barney
Financial Consultant.

Telephone Redemption and Exchange Program.
Shareholders who do not have a brokerage account may be eligible to redeem and exchange shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the transfer agent at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization
Form, along with a signature guarantee, that will be provided by the transfer agent upon request.
(Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the fund.)

Redemptions. Redemption requests of up to $10,000 of any class or classes of shares of the fund may be made by eligible shareholders by calling the transfer agent at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve
System or have a correspondent relationship with a member bank. The fund reserves the right to charge shareholders a nominal fee for each wire redemption.
Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed.
In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged.
Such exchange requests may be made by calling the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (New York City time) on any day on which the NYSE is open.

Additional Information Regarding Telephone Redemption
and Exchange Program.   Neither the fund nor any of
its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

Redemptions in Kind. In conformity with applicable rules of the SEC, redemptions may be paid in portfolio securities, in cash or any combination of both, as the Board of Trustees may deem advisable; however, payments shall be made wholly in cash unless the Board of Trustees believes that economic conditions exist that would make such a practice detrimental to the best interests of the fund and its remaining shareholders. If the Board of Trustees of the trust determines that it would be detrimental to the best interests of the remaining shareholders of the fund to make a redemption payment wholly in cash, the trust may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the fund's net assets by distribution in kind of portfolio securities in lieu of cash. Shareholders may incur brokerage commissions when they subsequently sell those securities. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under "Share Price" in the Prospectus and a shareholder would incur brokerage expenses if these securities were then converted to cash.

DISTRIBUTOR

CFBDS, Inc. ("CFBDS") located at 20 Milk Street,
Boston, Massachusetts 02109-5408 serves as the trust's distributor on a best efforts basis pursuant to a distribution agreement dated October 8, 1998 (the
"Distribution Agreement") which was approved by the trust's Board of Trustees on July 15, 1998. Prior to the merger of Travelers Group, Inc. and Citicorp Inc.
on October 8, 1998, Salomon Smith Barney served as the trust's distributor.

For the December 31, 1997 fiscal year, Salomon Smith
Barney received $1,746,000 in sales charges from the sale of Class A shares, and did not reallow any portion thereof to dealers. For the period January 1, 1998 through October 7, 1998 the aggregate dollar amount of sales charges on Class A shares was $1,531,000 all of which was paid to Salomon Smith
Barney.  For the period October 8, 1998 through
December 31, 1998, the aggregate dollar amount of sales charges on Class A shares was $157,000, $141,000 of which was paid to Salomon Smith Barney. For the fiscal year ended December 31, 1999, Salomon Smith
Barney received $272,000 in sales charges from the sale of Class A shares.

For the period June 12, 1998 through October 7, 1998, the aggregate dollar amount of sales charges on Class
L shares was $184,000, all of which was paid to Salomon Smith Barney. For the period October 8, 1998 through December 31, 1998 the aggregate dollar amount of sales charges on Class L shares was $50,000, $45,000 of which was paid to Salomon Smith Barney.
For the fiscal year ended December 31, 1999, Salomon
Smith Barney received $88,000 in sales charges from the sale of Class L shares.

For the fiscal years ended December 31, 1997, 1998 and 1999, Salomon Smith Barney received from shareholders
$3,000, $2,000 and $2,000, respectively, in deferred sales charges on the redemption of Class A shares.

For the fiscal years ended December 31, 1997, 1998 and 1999, Salomon Smith Barney received from shareholders
$2,318,000, $3,233,000 and $5,736,000, respectively,
in deferred sales charges on the redemption of Class B shares.

For the fiscal years ended December 31, 1998 and 1999, Salomon Smith Barney received from shareholders
$19,000 and $23,000 in deferred sales charges on the redemption of Class L shares.

For the fiscal years ended December 31, 1997, 1998 and 1999, Salomon Smith Barney received from shareholders
$17,000, $24,000 and $10,000, respectively, in
deferred sales charges on the redemption of Class O shares. For the fiscal year ended December 31, 1998, there were no initial sales charges for Class O.

When payment is made by the investor before the settlement date, unless otherwise directed by the investor, the funds will be held as a free credit balance in the investor's brokerage account, and the distributor may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than the Exchange
Reserve Fund) of the Smith Barney Mutual Funds. If the investor instructs the distributor to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the fund and the Smith Barney money market fund, and affiliates of Salomon Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact they are receiving fees from both such investment companies for managing these assets computed on the basis of their average daily net assets. The trust's Board of Trustees has been advised of the benefits to SSB Citi resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory, and Administration Agreements for continuance.

Distribution Arrangements

To compensate Salomon Smith Barney for the service it provides and for the expense it bears under the Distribution Agreement, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the fund's average daily net assets attributable to the Class A, Class B Class L and Class O shares. In addition, the fund pays
Salomon Smith Barney a distribution fee with respect to Class B and Class O shares primarily intended to compensate Salomon Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B, Class L and Class O shares distribution fee is calculated at the annual rate of 0.50% for Class B shares, 0.75% for Class L shares and 0.45% for Class O shares of the value of the fund's average net assets attributable to the shares of the respective Class.

	The following service and distribution fees were incurred during the periods indicated:

		Fiscal Year		Fiscal Year		Fiscal
Period
		12/31/99		12/31/98
	12/31/97

Class A		$1,915,701		$2,248,211
	$1,813,203
Class B		17,658,168		24,304,146
	20,846,887
Class L*	    260,908		       90,652
	n/a
Class O**	    573,980		    791,809
473,007

*  The fund commenced selling Class L shares on June
15, 1998.
**Class O shares were called Class C shares until June
12, 1998.

For the fiscal year ended December 31, 1999, Salomon
Smith Barney incurred distribution expenses totaling
$8,852,415 consisting of $556,851 for advertising, $164,608 for printing and mailing prospectuses, $7,480,715 for support services and overhead expenses, $741,463 to Salomon Smith Barney Consultants and
$(91,222) for accruals for interest on the excess of Salomon Smith Barney expenses incurred in the distribution of the fund's shares over the sum of the distribution fees and deferred sales charges received by Salomon Smith Barney.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan. The
Plan may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plan must be approved by the Trustees in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the Independent Trustees or, with respect to the fund, by vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan, the Distributor will provide the Board of Trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES

Each Class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King,
Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving and
Christmas, and on the preceding Friday or subsequent
Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ.
The following is a description of procedures used by the fund in valuing its assets.

Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the net asset value of the fund when investing in foreign securities may not take place contemporaneously with the determination of the prices of many of its other respective portfolio securities used in such calculation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the trust's Board of Trustees. In carrying out the Board's valuation policies, SSB Citi, as administrator, may consult with an independent pricing service (the "Pricing Service") retained by the trust.

Debt securities of United States issuers (other than U.S. government securities and short-term investments), are valued by SSB Citi, as administrator, after consultation with the Pricing
Service approved by the trust's Board of Trustees.
When, in the judgment of the Pricing Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments for which, in the judgment of the Pricing Service, there are no readily obtainable market quotations are carried at fair value as determined by the Pricing
Service. The procedures of the Pricing Service are reviewed periodically by the officers of the trust under the general supervision and responsibility of the Board of Trustees.

PERFORMANCE DATA

From time to time, the fund's yield or total return may be quoted in advertisements or in reports and other communications to shareholders. The trust may include comparative performance information in advertising or marketing the fund's shares. Such performance information may include the following industry and financial publications: Barron's,
Business Week, CDA Investment Technologies, Inc.,
Changing Times, Forbes, Fortune, Institutional
Investor, Investors Business Daily, Money, Morningstar
Mutual Fund Values, The New York Times, USA Today and
The Wall Street Journal. To the extent any advertisement or sales literature of the fund describes the expenses or performance of Class A, Class B, Class L, Class O or Class Y, it will also disclose such information for the other Classes.

Yield

The 30-day yield figure is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:
YIELD =2[(a-bcd+1)6-1]
Where:
	a = dividends and interest earned during the period.
	b = expenses accrued for the period (net of waiver and reimbursement).
c = the average daily number of shares
outstanding during the period that were entitled to receive dividends.
	d = the maximum offering price per share on the last day of the period.

For the purpose of determining the interest earned
(variable "a" in the formula) on debt obligations
purchased by the fund at a discount or premium, the
formula generally calls for amortization of the
discount or premium; the amortization schedule will be
adjusted monthly to reflect changes in the market
values of the debt obligations.
Investors should recognize that, in periods of
declining interest rates, the fund's yield will tend
to be somewhat higher than prevailing market rates,
and in periods of rising interest rates the fund's
yield will tend to be somewhat lower.  In addition,
when interest rates are falling, the inflow of net new
money to the fund from the continuous sale of its
shares will likely be invested in portfolio
instruments producing lower yields than the balance of
such fund's investments, thereby reducing the current
yield of the fund.  In periods of rising interest
rates, the opposite can be expected to occur.
Average Annual Total Return
The "average annual total return" for the fund is
computed according to a formula prescribed by the SEC.
The formula can be expressed as follows:
P(1+T)n = ERV
Where:
				P =	a hypothetical initial
payment of $1,000.
				T = 	average annual total
return.
				n = 	number of years.
			ERV = 	Ending Redeemable
Value of a hypothetical $1,000
investment made at the
beginning of the 1-, 5- or 10-
year period at the end of the
1-, 5- or 10-year period (or
fractional portion thereof),
assuming reinvestment of all
dividends and distributions.
The average annual total returns with sales charges of the fund's Class A shares were as follows for the periods indicated:

One-Year
Period

Five-Year
Period
Commencement of
Operations*
0.08%
14.47%
12.70%

* Fund commenced selling Class A shares on November 6,
1993.

The average annual total without sales charges of the fund's Class A shares were as follows for the period indicated:


One-Year
Period

Five-Year
Period
Commencement of
Operations*
5.37%
15.66%
13.51%

* Fund commenced selling Class A shares on November 6,
1993.


The average annual total returns (with fees waived and without deferred sales charge) of the fund's Class B shares were as follows for the periods indicated:

One-Year
Period
Five-Year
Period
Ten-Year
Period
Commencement
of Operations*
0.63%
14.97%
13.09%
12.96%

	* Fund commenced operations on September 16,
1985.

Had the maximum applicable deferred sales charge not been deducted at the time of redemption, Class B's average annual total return would have been 4.85%, 15.08%, 13.09% and 12.96% for the same periods.

The average annual total return (with fees waived) of the fund's Class L shares were as follows for the period indicated:
One-Year
Period
Commencemen
t of
Operations*


2.69%
2.53%

*The fund commenced selling Class L shares on June 15,
1998.
The average annual total return without sales charges
of the fund's Class L shares were as follows for the
period indicated:
One-Year
Period
Commencemen
t of
Operations*
4.60%
3.19%

*The fund commenced selling Class L shares on June 15, 1998.
The average annual total returns (with fees waived) of the fund's Class O shares were as follows for the periods indicated:

One-Year
Period

Five-Year
Period
Commencement
of Operations*
3.98%
15.12%
12.98%

* The Fund commenced selling Class O shares on June 1,
1993.

The average annual total returns without sales charges of the fund's Class O shares were as follows for the periods indicated:


One-Year
Period

Five-Year
Period
Commencement
of Operations*
4.83%
15.12%
12.98%

* The Fund commenced selling Class O shares on June 1,
1993.

The average annual total returns (with fees waived) of the fund's Class Y shares were as follows for the periods indicated:


One-Year
Period
Commencement
of Operations*
5.72%
13.88%

*The Fund commenced selling Class Y shares on February
7, 1996.

The average annual total returns without sales charges of the fund's Class Y shares were as follows for the periods indicated:


One-Year
Period
Commencement
of Operations*
5.72%
13.88%

*The Fund commenced selling Class Y shares on February
7, 1996.

Aggregate Total Return

The aggregate total return for the fund represents the cumulative change in the value of an investment in the Class for the specified period and is computed by the following formula:

ERV - P
P
Where:
			P =	a hypothetical initial payment
of $10,000.
			ERV =	Ending Redeemable Value of a
hypothetical $10,000 investment made
at the beginning of the 1-, 5- or
10-year period at the end of the 1-,
5- or 10-year period (or fractional
portion thereof), assuming
reinvestment of all dividends and
distributions.
The aggregate total returns (with fees waived) of the Class A, Class B, Class O, Class L and Class Y shares of the fund were as follows for the periods indicated:

No Load*

Class
One-Year
Period
Five-
Year
Period
Ten-Year
Period
Commencement
of Operations





Class A (1)
5.37%
106.96%
N/A
147.59%
Class B (2)
4.85%
101.85%
242.09%
471.37%
Class O (3)
4.83%
102.17%
N/A
123.41%
Class L (4)
4.60%
N/A
N/A
   4.97%
Class Y (5)
5.72%
N/A
N/A
65.98%



Load**

Class
One-Year
Period
Five-
Year
Period
Ten-Year
Period
Commencement
of Operations





Class A (1)
0.08%
96.56%
N/A
135.17%
Class B (2)
0.63%
100.85%
242.09%
471.37%
Class O (3)
3.98%
102.17%
N/A
123.41%
Class L (4)
2.69%
N/A
N/A
   3.94%
Class Y (5)
5.72%
N/A
N/A
  65.98%

*	Figures do not include the effect of the maximum
sales charge or maximum applicable deferred sales
charge.
**	Figures include the effect of the maximum sales
charge or maximum applicable deferred sales charge.
(1)	The Fund commenced selling Class A shares on
November 6, 1992.
(2)	The Fund commence selling Class B shares on
September 16, 1985.
(3)	The Fund commenced selling Class O shares
(previously designated as Class C shares) on June 1,
1993.
(4) The Fund commenced selling Class L shares on
June 15, 1998.
(5) The Fund commenced selling Class Y shares on
February 7, 1996.

It is important to note that the yield and total return figures set forth above are based on historical earnings and are not intended to indicate future performance.

The performance of a Class of shares will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to that Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time.
Investors comparing a Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment company's portfolio securities.

TAXES

The following is a summary of certain federal income tax considerations that may affect the fund and its shareholders. In addition to the considerations described below, there may be other federal, state, local or foreign tax applications to consider. This summary does not address all of the potential federal income tax consequences that may be applicable to the fund or to all categories of investors, some of which may be subject to special tax rules. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the fund.

Tax Status of the Fund

The fund is treated as a separate taxable entity for federal income tax purposes.

The fund has qualified and the trust intends that the fund continue to qualify separately each year as a "regulated investment company" under the Code by complying with certain requirements regarding the sources and distribution of its income and the diversification of its assets. If it so qualifies, the fund will not be liable for Federal income taxes to the extent its taxable net investment income and net realized capital gains are distributed to its shareholders in accordance with the Code's timing and other requirements. One of the several requirements for qualification is that the fund receive at least
90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of equity or debt securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the fund's investment in such stock, securities, or currencies. The trust does not expect the fund to have difficulty meeting this test.

Taxation of Investments by the Fund

Gains or losses on sales of securities by the fund generally will be long-term capital gains or losses if the fund has held the securities for more than one year, except for certain foreign currency related gains or losses, as described below. Gains or losses on sales of securities held for not more than one year generally will be short-term capital gains or losses, except for certain foreign currency related gains or losses, as described below. If the fund acquires a debt security at a substantial market discount, a portion of any gain upon a sale or redemption of such debt security will be taxed as ordinary income, rather than capital gain, to the extent it reflects accrued market discount.

Dividends or other income (including, in some cases, capital gains) received by the fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United
States may reduce or eliminate such taxes in some cases. The fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to deductions or credits for such taxes on their own tax returns.

If the fund acquires an equity interest (including a depositary receipt for shares of stock) in certain foreign investment entities, referred to as "passive foreign investment companies," the fund itself may be subject to U.S. federal income tax and an additional charge in the nature of interest on a portion of any "excess distribution" from such company or gain from the disposition of its equity interest, even if the distribution or gain is distributed by the fund to its shareholders in a manner that satisfies the requirements referred to above. If the fund were able and elected to treat a passive foreign investment company as a "qualified electing fund," in lieu of the treatment described above, the fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements referred to above, the fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not actually received by the fund. The fund generally should be able to make an alternative election to mark these investments to market annually, resulting in the recognition of ordinary income (rather than capital gain) or ordinary loss, subject to certain limitations on the ability to use any such loss.

Under the Code, gains or losses attributable to foreign currency transactions, or to fluctuations in exchange rates between the time the fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

In order to avoid the application of a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the fund may make an additional distribution shortly before or shortly after December 31 in each year of any undistributed ordinary income or capital gains and expects to pay any additional dividends and distributions necessary to avoid the application of this tax.

Options Transactions. The tax consequences of options transactions entered into by the fund will vary depending on the nature of the underlying security, whether the option is written or purchased, and whether the "straddle" rules, discussed separately below, apply to the transaction. When the fund writes a call or put option on an equity security (including a narrow-based stock index) or convertible debt security or an over-the-counter option on a debt security, it will receive a premium that will be treated as follows for tax purposes. If the option expires unexercised, or if the fund enters into a closing purchase transaction, the fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the amount of the premium) without regard to any unrealized gain or loss on the underlying security. Any such gain or loss will be a short-term capital gain or loss, except that in some cases a loss on a "qualified" covered call stock option that is not treated as a part of a straddle may be treated as long-term capital loss. If a call option written by the fund is exercised, the fund will recognize a capital gain or loss from the sale of the underlying security, and will treat the premium as additional sales proceeds. Whether the gain or loss will be long-term or short-term will depend on the holding period of the underlying security. If a put option written by the fund is exercised, the amount of the premium will reduce the tax basis of the security the fund then purchases.

If a put or call option the fund has purchased on an equity security (including a narrow-based stock index) or convertible debt security or an over-the-counter option on a debt security expires unexercised, the fund will realize capital loss equal to the cost of the option. If the fund enters into a closing sale transaction with respect to the option, it will realize a capital gain or loss (depending on whether the proceeds from the closing transaction are greater or less than the cost of the option). The gain or loss will be short-term or long-term, depending on the fund's holding period for the option. If the fund exercises such a put option, it will realize a short-term or long-term capital gain or loss (depending upon its tax holding period for the underlying security) from the sale of the underlying security measured by the sales proceeds, decreased by the premium paid, and the fund's tax basis for the underlying security. If the fund exercises such a call option, the premium paid for the option will be added to the tax basis of the security purchased.

In lieu of the foregoing treatment, the Code imposes a special "mark-to-market" system for taxing "section
1256 contracts" including certain listed options on nonconvertible debt securities (including U.S.
government securities) or other listed nonequity options and options on certain stock indexes. In general, gain or loss on section 1256 contracts will be taken into account for tax purposes when actually realized (by a closing transaction, by exercise, by taking or making delivery or by other termination).
In addition, any section 1256 contracts held at the end of a taxable year will be treated as sold at their year-end fair market value (that is, marked to the market), and the resulting gain or loss will be recognized for tax purposes. Provided section 1256 contracts are held as capital assets and are not part of a straddle, both the realized and mark-to-market year-end gain or loss from these investment positions
(including premiums received on listed, nonequity options that expire unexercised) will be treated as 60% long-term and 40% short-term capital gain or loss, regardless of the period of time particular positions are actually held by the fund. Constructive sale rules may also require the recognition of gains (but not losses) if the fund engages in short sales or certain other transactions.

Straddles. While the mark-to-market system is limited to section 1256 contracts, the Code contains other rules applicable to transactions which create positions which offset positions in section 1256 or other investment contracts or securities
("straddles").  Straddles are defined to include
"offsetting positions" in actively traded personal property. In general, investment positions may be "offsetting" if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. Under current law, it is not clear under certain circumstances whether one investment made by the fund, such as an option contract, would be treated as offsetting another investment also held by the fund, and, therefore, whether the fund would be treated as having entered into a straddle.

If two (or more) positions constitute a straddle, a realized loss from one position (including a mark-to-market loss) must be deferred to the extent of unrecognized gain in an offsetting position. Also, the holding period rules described above may be modified to recharacterize long-term gain as short-term gain, or to recharacterize short-term loss as long-term loss, in connection with certain straddle transactions. Furthermore, interest and other carrying charges allocable to personal property that is part of a straddle must be capitalized. In addition, "wash sale" rules apply to straddle transactions to prevent the recognition of loss from the sale of a position at a loss where a new offsetting position is or has been acquired within a prescribed period. To the extent the straddle rules apply to positions established by the fund, losses realized by the fund may be either deferred or recharacterized as long-term losses, and long-term gains realized by the fund may be converted into short-term gains.

If the fund chooses to identify particular offsetting positions as being components of a straddle, a realized loss will be recognized, but only upon the liquidation of all components of the identified straddle. Special rules apply to the treatment of "mixed" straddles (that is, straddles consisting of a section 1256 contract and an offsetting position that is not a section 1256 contract). If the fund makes certain elections, the section 1256 contract components of such straddles will not be subject to the "60/40%" and/or mark-to-market rules. If any such election is made, the amount, nature (as long or short-term) and the timing of the recognition of the fund's gains or losses from the affected straddle positions will be determined under rules that will vary according to the type of election made. The effect of the straddles rules and the other rules described above may be to change the amount, timing and character of the fund's income, gains and losses and, therefore, its distributions.

Taxation of the Fund's Shareholders

Dividends paid by the fund from investment income and distributions from any excess of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income for federal income tax purposes, whether received in cash or reinvested in additional shares. Distributions from any excess of the fund's net long-term capital gain over its net short-term capital loss are taxable to shareholders as long-term capital gain, whether paid in cash or reinvested in additional shares, and regardless of the length of time the shareholder has held his or her shares of the fund. For federal income tax purposes, dividends declared by the fund in October, November or December as of a record date in such a month and which are actually paid in January of the following year will be treated as if they were paid on December 31. These dividends will be taxable to shareholders as if received on December 31 rather than in the year in which shareholders actually receive the dividends.

Statements as to the tax status of each shareholder's dividends and distributions are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the close of the fund's taxable year as to the federal income tax status of his or her dividends and distributions which were received from the fund during the fund's taxable year. Shareholders should consult their tax advisors regarding specific questions as to the federal, state and local tax consequences of investing in the fund.

Dividends of investment income (but not capital gains) from the fund generally will qualify for the Federal dividends-received deduction for domestic corporate shareholders to the extent such dividends do not exceed the aggregate amount of qualified dividends received by the fund from domestic corporations. If securities held by the fund are considered to be "debt-financed" (generally, acquired with borrowed funds), are held by the fund for less than 46 days (91 days in the case of certain preferred stock) during a prescribed period, or are subject to certain forms of hedges or short sales, the portion of the dividends paid by the fund which corresponds to the dividends paid with respect to such securities will not be eligible for the corporate dividends-received deduction. Receipt of dividends that qualify for the dividends received deduction may increase a corporate shareholder's liability, if any, for the alternative minimum tax. Such a shareholder should also consult its tax adviser regarding the possibility that its federal tax basis in its fund shares may be reduced by the receipt of "extraordinary dividends" from the fund and, to the extent such basis would be reduced below zero, current recognition of income would be required.
The dividends-received deduction will be allowed only with respect to properly-designated dividends on fund shares for which a corporate shareholder satisfies the same holding period rules, and subject to the same limitations on debt financing, applicable to the fund.

If a shareholder (a) incurs a sales charge in acquiring fund shares and (b) disposes of those shares within 90 days after the original acquisition, and (c) acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares.
Furthermore, the same rule also applies to a disposition of the newly acquired shares within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds. Additionally, any loss realized on a disposition of fund shares generally will be disallowed to the extent the shares disposed of are replaced with other shares of the fund within a period of 61 days, beginning 30 days before and ending
30 days after such disposition, such as pursuant to reinvestment of dividends in fund shares.

Investors considering buying shares of the fund on or just prior to a record date for a taxable dividend or capital gain distribution should be aware that even if the net asset value of the fund's shares is reduced below the investor's cost as a result of such a distribution, any such payment will be a taxable dividend or distribution payment even though it may represent a return of invested capital.

Share Redemptions. As a general rule, a shareholder who is not a dealer in securities and who redeems or exchanges his or her shares will recognize long-term capital gain or loss if the shares have been held for more than one year, and will recognize short-term capital gain or loss if the shares have been held for one year or less, provided in each case the transaction is properly treated as a sale rather than a dividend for tax purposes. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to shares of the fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on such redemption or exchange will be treated as a long-term capital loss to the extent of the distribution.

Backup Withholding. If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 31% "backup withholding tax" with respect to (a) any dividends and distributions and (b) any proceeds of any redemption of fund shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's federal income tax liability.
Certain distributions to nonresident aliens and foreign entities may also be subject to other withholding taxes.

ADDITIONAL INFORMATION

The trust was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated March 12, 1985, as amended from time to time, and on November 5, 1992 the trust filed an Amended and Restated Master Trust Agreement (the "Trust
Agreement"). The trust commenced business as an investment company on September 16, 1985, under the name Shearson Lehman Special Portfolios. On February
21, 1986, December 6, 1988, August 27, 1990, November
5, 1992, July 30, 1993 and October 14, 1994, the trust changed its name to Shearson Lehman Special Income
Portfolios, SLH Income Portfolios, Shearson Lehman
Brothers Income Portfolios, Shearson Lehman Brothers
Income Funds, Smith Barney Shearson Income Funds and
Smith Barney Income Funds, respectively.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. The Master Trust
Agreement disclaims shareholder liability for acts or obligations of the fund, however, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the fund or a Trustee. The Master Trust Agreement provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the fund.
Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which management of the fund believes is remote. Upon payment of any liability incurred by the fund, a shareholder paying such liability will be entitled to reimbursement from the general assets of the fund.
The Trustees intend to conduct the operation of the fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

PNC Bank is located at 17th and Chestnut Streets,
Philadelphia, Pennsylvania 19103, and serves as the custodian for the fund. Under the custodian agreement with the fund, the custodian is authorized to establish separate accounts for foreign securities owned by the fund to be held with foreign branches of other U.S. banks as well as with certain foreign banks and securities depositories. For its custody services to the fund, the custodian receives monthly fees based upon the month-end aggregate net asset value of the fund, plus certain charges for securities transactions including out-of-pocket expenses, and costs of any foreign and domestic sub-custodians. The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

Citi Fiduciary Trust Company, located at 388 Greenwich
Street, New York, New York 10013, serves as the transfer agent and shareholder services agent of the fund.

PFPC Global Fund Services, located at P.O. Box 9699,
Providence, Rhode Island 02940-9699, serves as the fund's sub-transfer agent to render certain shareholder record-keeping and accounting services functions.

Description of Shares

The Master Trust Agreement of the fund permits the Trustees of the fund to issue an unlimited number of full and fractional shares of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. Each share in the fund represents an equal proportional interest in the fund with each other share.
Shareholders of the fund are entitled upon its liquidation to share pro rata in its net assets available for distribution. No shareholder of the fund has any preemptive or conversion rights. Shares of the fund are fully paid and non-assessable.

Pursuant to the Master Trust Agreement, the fund's
Trustees may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances).

FINANCIAL STATEMENTS

The fund's annual report for the fiscal year ended
December 31, 1999 was filed on March 2, 2000 and is incorporated in its entirety by reference, Accession
No.0000091155-00-000171.

OTHER INFORMATION

In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney mutual funds average 21 years in the industry and 15 years with the firm.

Smith Barney mutual funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

	Style Pure Series
Our Style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon
Smith Barney Financial Consultant.

	Classic Investor Series
Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

	The Concert Allocation Series
As a fund of funds, investors can select a Concert Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

	Special Discipline Series
Our Special Discipline Series funds are designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.




APPENDIX A


Description of Ratings

Description of S&P Corporate Bond Ratings

	AAA

	Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

	AA

	Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

	A

	Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

	BBB

	Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal.
Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

	BB, B and CCC

	Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and CCC, the highest degrees of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Description of Moody's Corporate Bond Ratings

	Aaa

	Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


	Aa

	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

	A

	Bonds which are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

	Baa

	Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba

	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

	B

	Bonds which are rated B generally lack
characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa

	Bonds that are rated Caa are of poor standing.
These issues may be in default or present elements of danger may exist with respect to principal or interest.

	Moody's applies the numerical modifier 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.






Description of S&P Municipal Bond Ratings

AAA

	Prime -- These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

	General Obligation Bonds -- In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

	Revenue Bonds -- Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

	AA

	High Grade -- The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

	A

	Good Grade -- Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse affects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the ratings differ from the two higher ratings because:

	General Obligation Bonds -- There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

	Revenue Bonds -- Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

	BBB

	Medium Grade -- Of the investment grade ratings, this is the lowest. Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

	General Obligation Bonds -- Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered.

	Revenue Bonds -- Debt coverage is only fair.
Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

	BB, B, CCC and CC

	Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB includes the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C

	The rating C is reserved for income bonds on which no interest is being paid.

	D

	Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

	S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

Description of S&P Municipal Note Ratings

	Municipal notes with maturities of three years or less are usually given note ratings (designated SP-
1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-
1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Description of Moody's Municipal Bond Ratings

	Aaa

	Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa

	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

	A

	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

	Baa

	Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba

	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

	B

	Bonds which are rated B generally lack
characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa

	Bonds which are rated Caa are of poor standing.
Such issues may be in default or there may be present elements of danger with respect to principal or interest.

	Ca

	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

	C

	Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

	Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic ratings category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ratings category.

Description of Moody's Municipal Note Ratings

	Moody's ratings for state and municipal notes and other short-term loans are designated Moody's
Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment
Grade (VMIG). This distinction recognizes the differences between short- and long-term credit risk.
Loans bearing the designation MIG 1/VMIG 1 are the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG
3/VMIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. Loans bearing the designation MIG 4/VMIG
4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Description of Commercial Paper Ratings

	The rating A-1+ is the highest, and A-1 the second highest, commercial paper rating assigned by S&P. Paper rated A-1+ must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strength combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of A- or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics:
liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned.

	The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance;
(d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of parent company and the relationships which exist with the issuer; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

	Thomson BankWatch employs the rating "TBW-1" as its highest category, which indicates that the degree of safety regarding timely repayment of principal and interest is very strong. "TBW-2" is its second highest rating category. While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

	Fitch IBCA, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance of timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance of timely payment although the margin of safety is not as great as indicated by the F-1+ and F-
1 categories.

	Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding and safety is just below risk-free
U.S. Treasury short-term obligations. Duff 1-indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

	Various NRSROs utilize rankings within ratings categories indicated by a + or -. The Fund, in accordance with industry practice, recognizes such ratings within categories as gradations, viewing for example S&P's rating of A-1+ and A-1 as being in S&P's highest rating category.


Smith Barney
INCOME FUNDS - SMITH BARNEY PREMIUM TOTAL
RETURN FUND


Statement of Additional Information
April 28, 2000




Smith Barney
Income Funds - Premium Total Return
Fund
388 Greenwich Street
New York, New York 10013
SALOMON SMITH BARNEY
A Member of Citigroup Inc.



6
g:\fundaccounting\legal\funds\slip\2000\secdocs\premtotalsai

PART C-Other Information

Item 23.	Exhibits

All references are to the Registrant's registration statement on
Form N-1A (the "Registration Statement") as filed with the
Securities and Exchange Commission (the "SEC") on
March 13, 1985
(File Nos. 2-96408 and 811-4254).

(a)(1)Registrant's First Amended and Restated Master
Trust
Agreement dated November 5, 1993 and Amendment No. 1 to the Master Trust Agreement dated July 30, 1993 are incorporated by reference to Post-Effective Amendment
No. 36.

(2)Amendment to Registrant's Master Trust Agreement dated June 12, 1998 is incorporated by reference to Post-Effective Amendment No. 52.

(b)	Registrant's By-Laws are incorporated by
reference to the
Registration Statement.

(c)(1)	Registrant's form of stock certificates
for Class A, Class B, Class C and Class Y shares of beneficial interest of Smith Barney Convertible Fund,
Smith Barney Diversified Strategic Income Fund, Smith
Barney Exchange Reserve Fund, Smith Barney High Income
Fund, Smith Barney Premium Total Return Fund, Smith
Barney Municipal High Income Fund (formerly Smith
Barney Tax-Exempt Income Fund) and Smith Barney
Balanced Fund (formerly Smith Barney Utilities Fund) are incorporated by reference to Post-Effective
Amendment No. 34 to the Registration
Statement.

(2)	Registrant's form of stock certificates for
Class A,
Class B, Class C and Class Y shares of beneficial interest of Smith Barney Total Return Bond Fund to be filed by amendment.

(d)(1) Transfer of Investment Advisory Agreements between the Registrant and Smith Barney Mutual Funds
Management with respect to Smith Barney Diversified
Strategic Income Fund, Smith Barney Balanced Fund
(formerly Smith Barney Utilities Fund), Smith Barney
Convertible  Fund, Smith Barney High Income Fund,
Smith Barney Municipal High Income Fund (formerly
Smith Barney Tax-Exempt Income Fund) and Smith Barney
Exchange Reserve Fund are incorporated by reference to Post-Effective Amendment No. 40.

(2)	Investment Advisory Agreement between Registrant
and Smith
Barney Strategy Advisers Inc. with respect to Smith
Barney
Premium Total Return Fund is incorporated by reference to
Post-Effective Amendment No. 41 to the Registration
Statement.

(3)	Form of Investment Management Agreement between
Registrant
and Mutual Management Corp. with respect to Smith
Barney
Total Return Bond Fund to be filed by Amendment.

(4)	Sub-Investment Advisory Agreement among the
Registrant,
Smith Barney Strategy Advisers, Inc. and Boston
Partners
Asset Management, L.P. with respect to Smith Barney
Premium
Total Return Fund is incorporated by reference to Post-
Effective Amendment No. 41 to the Registration
Statement.

(5)	Sub-Investment Advisory Agreement between the
Registrant
and Smith Barney Global Capital Management Inc. with respect to Smith Barney Diversified Strategic Income
Fund
is incorporated by reference to Post-Effective
Amendment
No. 40.

(6) Form of Transfer and Assumption of Advisory
Agreement is incorporated by reference to Post-
Effective Amendment No. 53 to the Registration
Statement.

(7) Sub-Investment Advisory Agreement between the
Registrant
and Salomon Brothers Asset Management Inc. with respect to Smith Barney
Premium Total Return Fund is incorporated by reference to Post-Effective Amendment No. 54.

(8) Sub-Investment Advisory Agreement between the
Registrant and Salomon
Brothers Asset Management Inc. with respect to Smith
Barney Convertible Fund
is incorporated by reference to the Post-Effective
Amendment No. 56.

(e)(1)Distribution Agreement between the Registrant and Smith
Barney Inc. is incorporated by reference to the Post-
Effective Amendment No. 40.

(2)	Distribution Agreement between the Registrant
and PFS
Distributors, Inc. is incorporated by reference to Post-
Effective Amendment No. 43 to the Registration
Statement.

(3)	Distribution Agreement between the Registrant
and CFBDS, Inc.
dated October 8, 1998 is incorporated by reference to Post-Effective
Amendment No. 52.

(4) Selling Group Agreement is incorporated by reference Post-Effective Amendment No. 54.

(f) Not Applicable.

(g)(1)Custodian Agreement between the Registrant and PNC Bank,
National Association ("PNC Bank") is incorporated by reference to
Post-Effective Amendment No. 41 to the Registration
Statement.

(2)	A form of Custodian Agreement between the
Registrant and
Chase Manhattan Bank is incorporated by reference to Post-
Effective Amendment No. 43 to the Registration
Statement.

(h)(1)   Administration Agreement between the
Registrant and MMC is
incorporated by reference to Post-Effective Amendment
No. 40.

(2)	Transfer Agency and Registrar Agreement between
the
Registrant and First Data Investor Services Group,
Inc.,
(formerly The Shareholder Services Group, Inc.) is incorporated by reference to Post-Effective Amendment
No.
40 to the Registration Statement.

(i)	Not applicable.

(j)	Consent of Independent Auditors is filed
herewith.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)Services and Distribution Plans pursuant to Rule
12b-1 between the Registrant on behalf of Smith Barney
Diversified Strategic Income Fund, Smith Barney
Balanced Fund (formerly Smith Barney Utilities Fund),
Smith Barney Convertible Fund, Smith Barney High
Income Fund, Smith Barney Premium Total Return Fund,
Smith Barney Municipal High Income Fund (formerly
Smith Barney Tax-Exempt Income Fund) and Smith Barney
Exchange Reserve Fund are incorporated by reference to Post-Effective Amendment No. 40.

(2)	Form of Amended Service and Distribution Plan
pursuant to
Rule 12b-1 between the Registrant and Salomon Smith
Barney Inc. is
incorporated by reference to Post-Effective Amendment
No. 52.

(n)	Financial Data Schedule is filed herewith.

(o)	Amended Plan pursuant to Rule 18f-3(d) is
incorporated by reference
to Post-Effective Amendment No. 52.

(p) Code of Ethics is filed herewith.

Item 24.  Persons Controlled by or Under Common
Control with
Registrant

None.

Item 25.  Indemnification

The response to this item is incorporated by reference to Registrant's
Post-Effective Amendment No. 2 to the Registration
Statement.

Item 26. Business and Other Connections of Investment
Adviser

Investment Adviser - SSB Citi Fund Management LLC
("SSB Citi") successor to SSBC Fund Management Inc.

SSB Citi was incorporated in December 1968 under the laws of the State of Delaware. On September 21, 1999,
SSB Citi was converted into a Delaware Limited
Liability Company. SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
("Holdings") (formerly known as Smith Barney Holdings
Inc.), which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SSB Citi is registered as an investment adviser under the Investment Advisers
Act of 1940 (the "Advisers Act").

The list required by this Item 26 of officers and trustees of SSB Citi together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and trustees during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM
ADV filed by SSB Citi pursuant to the Advisers Act
(SEC File No. 801-14437).

Item 27.  Principal Underwriters

(a) CFBDS, Inc., ("CFBDS") the Registrant's
Distributor, is also
the distributor for the following Smith Barney funds:
Concert
Investment Series, Consulting Group Capital Markets
Funds,
Greenwich Street Series Fund, Smith Barney Adjustable
Rate
Government Income Fund, Smith Barney Aggressive Growth
Fund Inc.,
Smith Barney Appreciation Fund Inc., Smith Barney
Arizona
Municipals Fund Inc., Smith Barney California
Municipals Fund
Inc., Smith Barney Concert Allocation Series Inc.,
Smith Barney
Equity Funds, Smith Barney Fundamental Value Fund
Inc., Smith
Barney Funds, Inc., Smith Barney Income Funds, Smith
Barney
Institutional Cash Management Fund, Inc., Smith Barney
Investment
Funds Inc., Smith Barney Investment Trust, Smith
Barney Managed
Governments Fund Inc., Smith Barney Managed Municipals
Fund Inc.,
Smith Barney Massachusetts Municipals Fund, Smith
Barney Money
Funds, Inc., Smith Barney Muni Funds, Smith Barney
Municipal Money
Market Fund, Inc., Smith Barney New Jersey Municipals
Fund Inc.,
Smith Barney Oregon Municipals Fund Inc., Smith Barney
Principal
Return Fund, Smith Barney Small Cap Blend Fund, Inc.,
Smith Barney
Telecommunications Trust, Smith Barney Variable
Account Funds,
Smith Barney World Funds, Inc., Travelers Series Fund
Inc., and
various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The
Travelers Fund UL for Variable Annuities, The
Travelers Fund VA for
Variable Annuities, The Travelers Fund BD for Variable
Annuities, The
Travelers Fund BD II for Variable Annuities, The
Travelers Fund BD
III for Variable Annuities, The Travelers Fund BD IV for Variable
Annuities, The Travelers Fund ABD for Variable
Annuities, The
Travelers Fund ABD II for Variable Annuities, The
Travelers Separate
Account PF for Variable Annuities, The Travelers
Separate Account PF
II for Variable Annuities, The Travelers Separate
Account QP for
Variable Annuities, The Travelers Separate Account TM for Variable
Annuities, The Travelers Separate Account TM II for
Variable
Annuities, The Travelers Separate Account Five for
Variable
Annuities, The Travelers Separate Account Six for
Variable Annuities,
The Travelers Separate Account Seven for Variable
Annuities, The
Travelers Separate Account Eight for Variable
Annuities, The
Travelers Fund UL for Variable Annuities, The
Travelers Fund UL II
for Variable Annuities, The Travelers Variable Life
Insurance
Separate Account One, The Travelers Variable Life
Insurance Separate
Account Two, The Travelers Variable Life Insurance
Separate Account
Three, The Travelers Variable Life Insurance Separate
Account Four,
The Travelers Separate Account MGA, The Travelers
Separate Account
MGA II, The Travelers Growth and Income Stock Account for Variable
Annuities, The Travelers Quality Bond Account for
Variable Annuities,
The Travelers Money Market Account for Variable
Annuities, The
Travelers Timed Growth and Income Stock Account for
Variable
Annuities, The Travelers Timed Short-Term Bond Account for Variable
Annuities, The Travelers Timed Aggressive Stock
Account for Variable
Annuities, The Travelers Timed Bond Account for
Variable Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State Tax Free Trust,
CitiFunds
Premium Trust, CitiFunds Institutional Trust,
CitiFunds Tax Free
Reserves, CitiFunds Trust I, CitiFunds Trust II,
CitiFunds Trust III,
CitiFunds International Trust, CitiFunds Fixed Income
Trust,
CitiSelect VIP Folio 200, CitiSelect VIP Folio 300,
CitiSelect VIP
Folio 400, CitiSelect VIP Folio 500, CitiFunds Small
Cap Growth VIP
Portfolio. CFBDS is also the placement agent for Large Cap Value
Portfolio, Small Cap Value Portfolio, International
Portfolio,
Foreign Bond Portfolio, Intermediate Income Portfolio,
Short-Term
Portfolio, Growth & Income Portfolio, U.S. Fixed
Income Portfolio,
Large Cap Growth Portfolio, Small Cap Growth
Portfolio, International
Equity Portfolio, Balanced Portfolio, Government
Income Portfolio,
Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S.
Treasury Reserves Portfolio.

In addition, CFBDS is also the distributor for the following Salomon
Brothers funds: Salomon Brothers Opportunity Fund
Inc., Salomon
Brothers Investors Fund Inc., Salomon Brothers Capital
Fund Inc.,
Salomon Brothers Series Funds Inc., Salomon Brothers
Institutional
Series Funds Inc., Salomon Brothers Variable Series
Funds Inc.

In addition, CFBDS is also the distributor for the Centurion Funds,
Inc.

(b)	The information required by this Item 27 with
respect to each
director and officer of CFBDS is incorporated by reference to
Schedule A of Form BD filed by CFBDS pursuant to the Securities and
Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.

Item 28.  Location of Accounts and Records

(1)	Salomon Smith Barney Inc.
	388 Greenwich Street
	New York, New York  10013

(2)	Smith Barney Income Funds
	388 Greenwich Street
	New York, New York  10013

(3)	SSB Citi Fund Management LLC
	388 Greenwich Street
	New York, New York  10013

(4)	PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, PA  19103

(5) Citi Fiduciary Trust Company
388 Greenwich Street
New York, New York 10013

(6) PFPC Global Fund Services
(formerly First Data Investor Services Group,
Inc.)
	One Exchange Place
	Boston, Massachusetts 02109

(7) 	CFBDS, Inc.
	21 Milk Street
	Boston, MA 02109

(8) 	PFS Distributors Inc.
	3100 Breckinridge Boulevard
	Building 200
	Duluth, Georgia 30099-0062

Item 29.  Management Services

Not Applicable.

Item 30.  Undertakings

None

SIGNATURES

	Pursuant to the requirements of the Securities
Act of 1933 (the "Securities Act"), as amended, and the Investment Company Act of 1940, as amended, the Registrant (certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act) and has duly caused this Amendment to the Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 27th day of
April, 2000.



	SMITH BARNEY INCOME FUNDS

	By:/s/ Heath B. McLendon
	Heath B. McLendon, Chairman of
	the Board, President and
	Chief Executive Officer

	Pursuant to the requirements of the Securities
Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	                   Title
Date


/s/Heath B. McLendon         Chairman of the Board,
4/27/00
Heath B. McLendon            President and Chief
                             Executive Officer

/s/Lewis E. Daidone          Senior Vice President,
4/27/00
Lewis E. Daidone             Treasurer, Chief
Financial
                             and Accounting Officer

/s/Lee Abraham*               Trustee
4/27/00
Lee Abraham

/s/ Allan J. Bloostein*        Trustee
4/27/00
Allan J. Bloostein

/s/ Richard E. Hanson*         Trustee
4/27/00
Richard E. Hanson

/s/ Jane F.Dasher**		Trustee
	  4/27/00
Jane F.Dasher

/s/ Donald R. Foley**		Trustee
	  4/27/00
Donald R. Foley

/s/ Paul Hardin**			Trustee
	  4/27/00
Paul Hardin

/s/ Roderick Rasmussen**	Trustee
	  4/27/00
Roderick Rasmussen

/s/ John P. Toolan**		Trustee
	  4/27/00
John P. Toolan

* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated September 4, 1996.

** Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated May 20, 1999.



/s/Heath B. McLendon
Heath B. McLendon



EXHIBITS

Exhibit No.    Description of Exhibits



(j) Consent of independent auditors

(n) Financial Data Schedule

(o) Code of Ethics

cover